UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal
             Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2012

Date of reporting period: 09/30/2011

Item 1 –	Report to Stockholders

September 30, 2011

Semi-Annual Report (Unaudited)

BIF Multi-State Municipal Series Trust

} BIF Arizona Municipal Money Fund

} BIF California Municipal Money Fund

} BIF Connecticut Municipal Money Fund

} BIF Florida Municipal Money Fund

} BIF Massachusetts Municipal Money Fund

} BIF Michigan Municipal Money Fund

} BIF New Jersey Municipal Money Fund

} BIF New York Municipal Money Fund

} BIF North Carolina Municipal Money Fund

} BIF Ohio Municipal Money Fund

} BIF Pennsylvania Municipal Money Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Dear Shareholder

Investors have faced one of the most volatile periods in trading history in recent months. Financial markets across the world weathered a storm of whipsaw movements of panic selling and short-lived rebounds of hope as the European debt crisis and concerns about slowing global economic growth dominated headlines and sentiment. Although markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

This shareholder report reflects your fund’s reporting period ended September 30, 2011. The following market review is intended to provide you with additional perspective on the performance of your investments during that period.

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic in advance of the second round of quantitative easing from the US Federal Reserve (the “Fed”). Stock markets rallied despite the ongoing sovereign debt crisis in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down) especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Equities generally performed well early in the year, however, as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Inflationary pressures had intensified in emerging economies, many of which were overheating, and the European debt crisis had continued to escalate. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt, rekindling fears about the broader debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. The downgrade of the US government’s credit rating on August 5 sent financial markets into turmoil. Extreme levels of volatility persisted as investors witnessed financial problems intensify in Italy and Spain and the debt crisis spread to core European nations, France and Germany. Toward the end of the reporting period, economic data out of the United States and Europe grew increasingly bleak. Further compounding concerns about the world economy were indications that growth was slowing in emerging-market nations, including China, a key driver for global growth.

Overall, equities broadly declined while lower-risk investments including US Treasuries, municipal securities and investment grade corporate bonds posted gains for the 6- and 12-month periods ended September 30, 2011. High yield debt posted losses for the 6-month period, but remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

For additional market perspective and investment insight, visit www.blackrock.com/shareholder-magazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine and its quarterly companion newsletter, Shareholder Perspectives.

Rob Kapito

President, BlackRock Advisors, LLC

“BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of September 30, 2011

	6-month	12-month
US large cap equities	(13.78)%	1.14%
(S&P 500® Index)
US small cap equities	(23.12)	(3.53)
(Russell 2000® Index)
International equities	(17.74)	(9.36)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	(23.45)	(16.15)
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.05	0.14
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	16.14	9.28
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	6.20	5.26
bonds (Barclays
Capital US Aggregate
Bond Index)
Tax-exempt municipal	7.85	3.88
bonds (Barclays Capital
Municipal Bond Index)
US high yield bonds	(5.12)	1.75
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six Months Ended September 30, 2011

Throughout the six-month period ended September 30, 2011, the Federal Open Market Committee (“FOMC”) maintained the federal funds rate in a target range of 0.00% to 0.25%. At its August 9 meeting, the FOMC revised its previous statement that it would keep the federal funds rate at low levels for an “extended period” and instead stated that economic conditions are likely to warrant “exceptionally low levels for the federal funds rate at least through mid-2013.” The decision was not unanimous as three FOMC officials voted against the action.

In September, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing $400 billion of long-term Treasury bonds, to be offset with the sale of an equal amount of short-term Treasury securities, before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth.

In Europe, the sovereign debt crisis escalated throughout the period as fiscal problems spread from the peripheral European countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately to the core economies of France and Germany. In order to improve liquidity conditions, the European Central Bank (“ECB”) took action in June, extending the expiration of its longer-term refinancing operations until September 2011. The US Federal Reserve Bank also lengthened the term of its US dollar liquidity swap facilities with the ECB, the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012, also for the purpose of maintaining liquidity. Later in the period, the ECB announced that it will provide three-month loans of US dollars to euro-zone banks on a full-allotment basis in three separate auctions to ensure funding is available through year end.

At a summit held by the European Union (“EU”) in July, it was proposed that the size of the European Financial Stability Facility (“EFSF”) be increased to €440 billion (close to $600 billion in US dollar terms). It was also proposed that the scope of the EFSF be broadened to provide additional funds to purchase government bonds in the secondary market to support fiscally challenged countries and recapitalize euro-zone banks. Political tensions among EU policymakers prolonged the ratification of the proposal through the remainder of the reporting period. The last ratification needed to implement the rescue package finally came in mid-October. While the increase in the bailout fund took effect upon approval of the agreement, the implementation of secondary market purchases is pending the establishment and approval of guidelines for the purchase program by finance ministers in the euro zone.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.10% during the period, due in part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, increased to 0.63% at the end of September from 0.54% at the end of March.

In the tax-exempt market, low rates and asset outflows continued to dominate the landscape. Tax-exempt money fund assets declined 9.3% during the six-month period ended September 30, 2011, to $288 billion. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on weekly variable rate demand notes (“VRDNs”) issued by municipalities (as calculated by SIFMA), declined during the period, with rates averaging 0.17% for the six months and ranging from 0.27% down to 0.07%, an all-time low for the index. The extraordinarily low rates seen during the period were driven by the forces of increased demand in a lower-supply environment.

Demand for VRDNs was supported by taxable money funds (which do not traditionally participate in the tax-exempt market) seeking to satisfy their higher liquidity requirements under recent regulatory amendments. Additionally, the ongoing sovereign debt crisis in Europe has forced both taxable and tax-exempt money funds to reduce their exposure to European banks. Meanwhile, “note season” (the mid-year period when state and local governments typically issue a large amount of one-year, fixed-rate securities) was relatively weak in 2011 as a result of two apparent factors: a credit environment in which it is difficult for marginal-quality credits to come to market, and a fiscal austerity movement at the local municipal government level. Year-to-date, we’ve seen approximately $43.5 billion of notes issued, which is 5.6% lower than the same time period in 2010.

Year after year, the primary goal for money funds in general during note season is to grab yield and increase portfolio duration. An additional goal in 2011 has been to diversify exposure to the banks that issue credit enhancers on the securities held in a fund’s portfolio. While the 2011 note season enabled money funds to diversify away from troubled banks, particularly those in Europe, the lower supply environment proved challenging for market participants seeking opportunities to expand their portfolios.

Tax-exempt money market participants remain focused on the credit quality of issuers as the economic slowdown threatens to derail the recovery in municipal government finance. State governments, which are facing falling revenues due to federal governmental austerity and reduced income and sales tax collections, continue to push costs down to the local level.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Fund Information as of September 30, 2011

BIF Arizona Municipal Money Fund

BIF Arizona Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Arizona’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Arizona Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	100%

BIF California Municipal Money Fund

BIF California Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	67%
Put Bonds	15
Fixed Rate Notes	11
Other Assets Less Liabilities	7
Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	93%
Put Bonds	6
Other Assets Less Liabilities	1
Total	100%

BIF Florida Municipal Money Fund

BIF Florida Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Florida Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	98%
Other Assets Less Liabilities	2
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	5

Fund Information (continued)

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	88%
Put Bonds	6
Fixed Rate Notes	5
Other Assets Less Liabilities	1
Total	100%

BIF Michigan Municipal Money Fund

BIF Michigan Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Michigan’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Michigan Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	91%
Other Assets Less Liabilities	9
Total	100%

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	79%
Fixed Rate Notes	21
Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	82%
Fixed Rate Notes	14
Tax-Exempt Commercial Paper	4
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Fund Information (concluded)

BIF North Carolina Municipal Money Fund

BIF North Carolina Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as North Carolina’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF North Carolina Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	92%
Fixed Rate Notes	3
Other Assets Less Liabilities	5
Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	80%
Fixed Rate Notes	15
Put Bonds	1
Others Assets Less Liabilities	4
Total	100%

BIF Pennsylvania Municipal Money Fund

BIF Pennsylvania Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Pennsylvania’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Pennsylvania Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	93%
Put Bonds	6
Other Assets Less Liabilities	1
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	7

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, distribution fees, including 12b-1 fees and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on April 1, 2011 and held through September 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
BIF Arizona Municipal Money Fund	$1,000.00	$1,000.00	$1.25	0.25%
BIF California Municipal Money Fund	$1,000.00	$1,000.10	$1.10	0.22%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.00	$1.15	0.23%
BIF Florida Municipal Money Fund	$1,000.00	$1,000.00	$1.05	0.21%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$1.25	0.25%
BIF Michigan Municipal Money Fund	$1,000.00	$1,000.00	$1.20	0.24%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.10	$1.60	0.32%
BIF New York Municipal Money Fund	$1,000.00	$1,000.00	$1.15	0.23%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,000.00	$1.35	0.27%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.20	$1.25	0.25%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,000.00	$1.15	0.23%
Hypothetical (5% annual return before expenses)[2]
BIF Arizona Municipal Money Fund	$1,000.00	$1,023.75	$1.26	0.25%
BIF California Municipal Money Fund	$1,000.00	$1,023.90	$1.11	0.22%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,023.85	$1.16	0.23%
BIF Florida Municipal Money Fund	$1,000.00	$1,023.95	$1.06	0.21%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,023.77	$1.26	0.25%
BIF Michigan Municipal Money Fund	$1,000.00	$1,023.80	$1.21	0.24%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,023.42	$1.62	0.32%
BIF New York Municipal Money Fund	$1,000.00	$1,023.83	$1.16	0.23%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,023.67	$1.37	0.27%
BIF Ohio Municipal Money Fund	$1,000.00	$1,023.75	$1.26	0.25%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,023.85	$1.16	0.23%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BIF Arizona Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 96.5%
Ak-Chin Indian Community, RB, VRDN
(Bank of America NA LOC), 0.26%, 10/07/11	$1,400	$1,400,000
Apache County IDA Arizona, RB, FLOATS, VRDN, Tucson
Electric Power, Series 83A (US Bank Trust NA LOC),
0.15%, 10/07/11 (b)	600	600,000
Arizona Health Facilities Authority, Refunding RB,
VRDN, Banner Health, Series C (ScotiaBank LOC),
0.12%, 10/07/11	1,635	1,635,000
Arizona State University, Refunding RB, VRDN, Series B
(Lloyds TSB Bank Plc LOC), 0.13%, 10/07/11	900	900,000
Casa Grande IDA Arizona, RB, VRDN, Price Companies Inc.
Project, Series A, AMT (Bank of America NA LOC),
0.51%, 10/07/11	605	605,000
Chandler IDA, Deutsche Bank SPEARS/LIFERS Trust, RB,
VRDN, Series DBE-150, AMT (Deutsche Bank AG
Guaranty Agreement), 0.20%, 10/07/11 (c)	2,000	2,000,000
City of Phoenix Arizona, BB&T Municipal Trust, GO, FLOATS,
VRDN, Series 2012 (Branch Bank & Trust Liquidity
Facility), 0.15%, 10/07/11 (b)(c)	750	750,000
City of Tempe Arizona, RB, VRDN (Royal Bank of Canada
SBPA), 0.16%, 10/07/11	880	880,000
Maricopa County IDA, Refunding RB, VRDN, AMT
(Fannie Mae Credit Support, Fannie Mae Liquidity Facility):
Las Gardenias Apartments, Series A, 0.18%, 10/07/11	540	540,000
San Martin Apartments Project, Series A-1,
0.17%, 10/07/11	700	700,000
Villas Solanas Apartments, Series A, 0.18%, 10/07/11	700	700,000
Phoenix IDA, Refunding RB, VRDN, Del Mar Terrace, Series A
(Freddie Mac Insurance, Freddie Mac Liquidity Facility),
0.18%, 10/07/11 (a)	500	500,000
Phoenix IDA Arizona, RB, VRDN, AMT:
CenterTree, Series A (East West Bank LOC, Federal
Home Loan Bank LOC), 0.19%, 10/07/11	2,200	2,200,000
Leggett & Platt Inc. Project (Wells Fargo Bank NA LOC),
0.35%, 10/07/11	5,170	5,170,000
Swift Aviation Services Inc. Project (US Bank
Trust NA LOC), 0.20%, 10/03/11	1,105	1,105,000
Pima County IDA, Refunding HRB, VRDN, Eastside
Apartments, Series B, AMT (Fannie Mae Liquidity
Facility), 0.21%, 10/07/11	1,040	1,040,000
Salt River Project Agricultural Improvement & Power
District, RB, VRDN, Eagle Tax-Exempt Trust,
Series 2006-0141, Class A (Citibank NA Liquidity
Facility) 0.16%, 10/07/11 (b)(c)	2,500	2,500,000
Tempe IDA, RB, VRDN, ASUF Brickyard Project, Series A
(Bank of America NA LOC), 0.36%, 10/07/11	470	470,000
Tucson IDA, RB, VRDN (JPMorgan Chase Bank LOC),
Fluoresco Old Nogales Project, AMT, 0.40%, 10/07/11	1,795	1,795,000
		25,490,000

Puerto Rico — 3.4%

Commonwealth of Puerto Rico, GO, Refunding RB, VRDN,
Public Improvement, Series A-2 (AGM Insurance,
JPMorgan Chase Bank SBPA), 0.14%, 10/07/11	900	900,000
Total Investments (Cost — $26,390,000*) — 99.9%		26,390,000
Other Assets Less Liabilities — 0.1%		27,872
Net Assets — 100.0%		$26,417,872

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
EDRB	Economic Development Revenue Bonds
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
MERLOTS	Municipal Exempt Receipts Liquidity
Optional Tenders
MRB	Mortgage Revenue Bonds
MSTR	Municipal Securities Trust Receipts
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
ROCS	Reset Options Certificates
S/F	Single-Family
SBPA	Stand-by Bond Purchase Agreement
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	9

Schedule of Investments (concluded)	BIF Arizona Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 26,390,000	—	$ 26,390,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 100.7%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN,
Acacia Creek at Union Project, Series A (Masonic Homes
of California Guaranty Agreement, Bank of America NA
SBPA), 0.20%, 10/03/11 (a)	$31,775	$31,775,000
Antelope Valley-East Kern Water Agency, COP, VRDN,
Series A-2 (Wells Fargo Bank NA LOC),
0.10%, 10/07/11 (a)	16,600	16,600,000
Bay Area Toll Authority, RB, VRDN, Bay Area Toll Bridge (a):
Series A-1 (Bank of America NA LOC),
0.08%, 10/07/11	25,000	25,000,000
Series A-2 (Union Bank NA LOC), 0.08%, 10/07/11	18,500	18,500,000
Series C-1 (JPMorgan Chase Bank LOC),
0.08%, 10/07/11	28,950	28,950,000
California Alternative Energy Source Financing Authority,
RB, VRDN, GE Capital Corp., Arroyo, Series B, AMT,
0.16%, 10/07/11 (a)	21,180	21,180,000
California HFA, RB, VRDN, Home Mortgage Series B, AMT
(Fannie Mae LOC, Freddie Mac LOC) (a):
0.12%, 10/07/11	15,000	15,000,000
0.14%, 10/07/11	7,640	7,640,000
California HFA, Refunding RB, VRDN, Home Mortgage,
Series D, AMT (Fannie Mae Liquidity Facility, Freddie Mac
Liquidity Facility), 0.15%, 10/07/11 (a)	34,000	34,000,000
California Health Facilities Financing Authority, RB, VRDN (a):
Hospital, Adventist Health System, Series A (Wells Fargo
Bank NA LOC), 0.09%, 10/03/11	800	800,000
Hospital, Adventist Health System, Series B (Wells Fargo
Bank NA LOC), 0.09%, 10/03/11	6,700	6,700,000
Northern California Presbyterian Homes (Union
Bank NA LOC), 0.12%, 10/07/11	7,975	7,975,000
Scripps Health, Series E (Bank of America NA LOC),
0.16%, 10/07/11	4,405	4,405,000
California Health Facilities Financing Authority, RBC
Municipal Products Inc. Trust, RB, FLOATS, VRDN,
Series E-21 (Royal Bank of Canada LOC),
0.20%, 10/07/11 (a)(b)(d)	27,400	27,400,000
California Infrastructure & Economic Development Bank,
Refunding RB, VRDN, Pacific Gas and Electric (Mizuho
Bank LOC), 0.11%, 10/03/11 (a)	6,640	6,640,000
California Municipal Finance Authority, RB, VRDN,
Chevron USA Recovery Zone, 0.10%, 10/03/11 (a)	14,850	14,850,000
California Pollution Control Financing Authority, RB, VRDN,
AMT (a):
Burrtec Waste Group, Series A (US Bank NA LOC),
0.18%, 10/07/11	8,380	8,380,000
EDCO Disposal Corp. Project, Series A (Wells Fargo
Bank NA LOC), 0.18%, 10/07/11	6,480	6,480,000
South Tahoe Refuse Project, Series A (Union Bank of
California LOC), 0.23%, 10/07/11	4,605	4,605,000
California School Cash Reserve Program Authority, RB:
Senior Series A, 2.00%, 3/01/12	7,500	7,550,650
Senior Series B, 2.00%, 6/01/12	11,900	12,020,351
Series H, 2.00%, 2/01/12	5,140	5,164,101
Series L, 2.50%, 10/31/11	3,000	3,004,943
Series M, 2.50%, 12/30/11	5,880	5,906,198
Series O, 2.50%, 1/31/12	2,800	2,815,875
Series P, 2.50%, 1/31/12	5,000	5,026,664
California State Department of Veterans Affairs, RB, ROCS,
VRDN, Series II-R-11444, AMT (Citigroup Global
Markets, Inc.), 0.21%, 10/07/11 (a)(b)	8,605	8,605,000
California State Enterprise Development Authority, RB,
VRDN, Evapco Project, AMT (Manufacturers
& Traders LOC), 0.24%, 10/07/11 (a)	5,540	5,540,000
California State University, Puttable Floating Option
Tax-Exempt Receipts, RB, VRDN (AMBAC)
(Bank of America NA SBPA), FLOATS, PT-4696,
0.33%, 10/07/11 (a)(b)(d)	8,000	8,000,000
California Statewide Communities Development Authority,
COP, VRDN Covenant Retirement Communities, Inc.
(Bank of America NA LOC), 0.12%, 10/07/11 (a)	8,000	8,000,000
California Statewide Communities Development Authority,
HRB, VRDN, AMT (Fannie Mae Liquidity Facility) (a):
2nd Street Senior Apartments, Series TT,
0.17%, 10/07/11	2,255	2,255,000
Greentree Senior Apartments Project, Series P,
0.18%, 10/07/11	7,350	7,350,000
Oakmont of Alameda, Series WW, 0.16%, 10/07/11	12,680	12,680,000
California Statewide Communities Development
Authority, RB:
TRAN, Series A-3, 2.00%, 6/29/12	2,500	2,531,219
VRDN, Adventist Health System, Series A (Wells Fargo
Bank NA SBPA), 0.10%,10/07/11 (a)	12,200	12,200,000
VRDN, Series J, 0.12%, 10/07/11 (a)	28,585	28,585,000
VRDN, Westgate Pasadena Apartments, Series G, AMT
(Bank of America NA LOC), 0.22%, 10/07/11 (a)	11,295	11,295,000
California Statewide Communities Development Authority,
Refunding RB, PUTTERS, VRDN, Series 2680 (JPMorgan
Chase Bank LOC), 0.26%, 10/07/11 (a)(b)	16,700	16,700,000
City of Anaheim, Deutsche Bank SPEARS/LIFERS Trust,
Tax Allocation Bonds, VRDN, Series DB-470 (Goldman
Sachs & Co.), 0.18%, 10/07/11 (a)(b)	12,200	12,200,000
City of Anaheim, Puttable Floating Option Tax-Exempt
Receipts, COP, VRDN, FLOATS, MT-690 (NPFGC Insurance,
Bank of America NA SBPA), 0.33%, 10/07/11 (a)(b)(d)	5,695	5,695,000
City of Carlsbad California, RB, VRDN, The Greens
Apartments, Series A, AMT (Citibank NA LOC),
0.19%, 10/07/11 (a)	13,715	13,715,000
City of Loma Linda California, Refunding HRB,
VRDN, Loma Linda Springs, AMT (Fannie Mae),
0.15%, 10/07/11 (a)	19,430	19,430,000
City of San Jose California, Deutsche Bank SPEARS/
LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche
Bank AG SBPA) (a)(b):
Series DB-480, 0.18%, 10/07/11	9,880	9,880,000
Series DB-484, 0.18%, 10/07/11	20,835	20,835,000
Series DBE-544, 0.18%, 10/07/11	8,835	8,835,000
City of San Jose California, RB, VRDN, Carlton, Series A,
AMT (Fannie Mae), 0.15%, 10/07/11 (a)	12,000	12,000,000
City of San Jose California, Refunding RB, VRDN, Almaden
Lake Village Apartment, Series A, AMT (Fannie Mae),
0.23%, 10/07/11 (a)	2,000	2,000,000
City of Santa Rosa California, RB, VRDN, Crossings at
Santa Rosa, Series A, AMT (Citibank NA LOC),
0.17%, 10/07/11 (a)	2,040	2,040,000
County of Contra Costa California, RB, VRDN, Pleasant Hill
Bart Transit, Series A, AMT (Bank of America NA LOC),
0.19%, 10/07/11 (a)	17,200	17,200,000
County of Los Angeles California, GO, TRAN, Series C,
2.50%, 6/29/12	8,000	8,124,800
County of Riverside, GO, TRAN, Series B, 2.00%, 6/29/12	12,000	12,149,850
County of Sacramento California, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-646, AMT
(Deutsche Bank AG SBPA), 0.18%, 10/07/11 (a)(b)	33,305	33,305,000
East Bay Municipal Utility District, RB, VRDN, Series A-2
(Bank of America NA SBPA), 0.07%, 10/07/11 (a)	995	995,000
East Bay Municipal Utility District, Refunding RB, VRDN,
Mandatory Put Bonds (a):
Series A, 0.18%, 10/07/11	11,695	11,695,000
Series A-1, 0.19%, 10/07/11	11,685	11,685,000
Sub-Series A-2, 0.19%, 10/07/11	11,020	11,020,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	11

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
East Bay Municipal Utility District, TECP, 0.30%, 10/05/11	$16,200	$16,200,000
East Bay Water Utility District, TECP:
0.20%, 10/24/11	20,100	20,100,000
0.22%, 11/04/11	18,500	18,500,000
0.21%, 11/14/11	12,000	12,000,000
0.23%, 12/05/11	32,900	32,900,000
0.20%, 12/20/11	4,500	4,500,000
0.28%, 1/11/12	22,300	22,300,000
Elsinore Valley Municipal Water District, COP, VRDN, Series A
(Union Bank of California LOC), 0.15%, 10/07/11 (a)	4,100	4,100,000
Fontana Unified School District, GO, TRAN,
2.00%, 12/30/11	1,500	1,505,766
Golden State Tobacco Securitization Corp. California,
Refunding RB, FLOATS, VRDN, Series 2040 (Morgan
Stanley Municipal Funding Guarantee Agreement and
Liquidity Facility), 0.21%, 10/07/11 (a)(b)	10,000	10,000,000
Hollister Elementary School District, RB, TRAN,
2.00%, 9/28/12 (c)	3,900	3,951,129
Irvine Ranch Water District, RB, VRDN, Mandatory
Put Bonds, GO (a):
Series A-1, 0.20%, 10/07/11	4,700	4,700,000
Series A-2, 0.20%, 10/07/11	6,200	6,200,000
Los Angeles County Schools California, COP, TRAN, Pooled
Participation Certificates, Series F-4, 2.00%, 2/01/12	9,325	9,360,292
Los Angeles Department of Water & Power, RB, VRDN,
Sub-Series B-3 (Barclays Bank Plc SBPA),
0.08%, 10/07/11 (a)	8,200	8,200,000
Metropolitan Water District of Southern California,
Refunding RB, VRDN, Series A-1, Mandatory Put Bonds,
0.16%, 10/07/11 (a)	18,000	18,000,000
Modesto Irrigation District Financing Authority, RB, MSTR,
VRDN, Series SGC 44, Class A (NPFGC Insurance,
Societe Generale LOC), 0.65%, 10/07/11 (a)	15,500	15,500,000
Orange County Sanitation District, COP, FLOATS, VRDN,
Series 2928 (Morgan Stanley Bank Liquidity Facility),
0.18%, 10/07/11 (a)(b)	5,885	5,885,000
Otay Water District, COP, VRDN, Capital Projects (Union
Bank of California LOC), 0.12%, 10/07/11 (a)	2,190	2,190,000
Panama-Buena Vista Union School District, GO, TRAN,
VRDN, 2.00%, 10/03/11 (a)	10,000	10,001,140
Redwood City School District, GO, TRAN,
1.50%, 8/31/12 (c)	6,250	6,296,938
Riverside County IDA California, RB, VRDN, Universal Forest
Products Project, AMT (JPMorgan Chase Bank LOC),
0.30%, 10/07/11 (a)	3,300	3,300,000
Sacramento Financing Authority, Puttable Floating
Option Tax-Exempt Receipts, RB, VRDN (AMBAC)
(Bank of America NA SBPA), FLOATS, PT-4698,
0.33%, 10/07/11 (a)(b)(d)	11,315	11,315,000
Sacramento Housing Authority, HRB, VRDN, Greenfair
Apartments, Series G, AMT (Citibank NA LOC),
0.16%, 10/07/11 (a)	10,400	10,400,000
San Bernardino County Housing Authority, M/F, RB, VRDN,
Raintree Apartments, Series A (Federal Home Loan
Bank LOC), 0.13%, 10/07/11 (a)	10,500	10,500,000
San Diego Housing Authority California, RB, VRDN,
Studio 15, Series B, AMT (Citibank NA LOC),
0.17%, 10/07/11 (a)	1,245	1,245,000
San Francisco City & County Airports Commission,
Refunding RB, VRDN, Second Series C-37, (Union
Bank of California LOC), 0.13%, 10/07/11 (a)	2,800	2,800,000
San Francisco City & County Redevelopment Agency,
Refunding HRB, VRDN, Fillmore Center, Series B-2, AMT
(Freddie Mac), 0.17%, 10/07/11 (a)	6,750	6,750,000
San Jose Redevelopment Agency, RB, VRDN, Merged Area
Redevelopment Project, Series A (JPMorgan Chase
Bank LOC), 0.13%, 10/07/11 (a)	9,005	9,005,000
Santa Barbara County Schools Financing Authority, RB,
TRAN, 2.00%, 6/29/12	15,000	15,186,187
Santa Clara Valley Transportation Authority, Refunding RB,
VRDN, Measure A, Series C (Sumitomo Mitsui
Banking SBPA), 0.12%, 10/07/11 (a)	5,975	5,975,000
Sequoia Union High School District, GO, FLOATS, VRDN,
Series 2160 (AGM Insurance, Wells Fargo Bank NA
SBPA), 0.18%, 10/07/11 (a)(b)	5,360	5,360,000
South Coast Local Education Agencies, TRAN, GO, Series B,
2.00%, 5/15/12	10,000	10,099,529
South San Francisco Unified School District, GO, BAN
Measure J, Series A, 2.00%, 6/01/12	1,000	1,010,325
Southern California Public Power Authority, Refunding RB,
VRDN, Palo Verde, Sub-Series B (Citibank NA LOC),
0.13%, 10/07/11 (a)	8,000	8,000,000
State of California, GO, VRDN (a):
FLOATS, Series B-3 (JPMorgan Chase & Co. LOC,
California Public Employees’ Retirement System LOC),
0.14%, 10/07/11 (b)	11,000	11,000,000
Kindergarten-A3 (Citibank NA LOC), 0.10%, 10/03/11	9,600	9,600,000
Kindergarten-A4 (Citibank NA LOC), 0.12%, 10/03/11	6,000	6,000,000
Kindergarten-A6 (Citibank NA LOC), 0.14%, 10/07/11	3,900	3,900,000
ROCS, Series II-R-622PB (BHAC Insurance, PB Capital
Corp. Liquidity Facility), 0.20%, 10/07/11	2,415	2,415,000
Series 2178 (Wells Fargo Bank NA SBPA),
0.21%, 10/07/11 (b)	21,527	21,526,500
Series 2661 (Wells Fargo Bank NA SBPA),
0.21%, 10/07/11 (b)	31,855	31,855,000
Series 2813 (Morgan Stanley Bank Liquidity Facility),
0.21%, 10/07/11 (b)	5,200	5,200,000
Series A-1 (JPMorgan Chase Bank LOC),
0.10%, 10/03/11	4,800	4,800,000
Series A-2 (Bank of Montreal LOC), 0.11%, 10/03/11	6,650	6,650,000
Series C-3 (Bank of Montreal LOC), 0.13%, 10/03/11	7,850	7,850,000
Sub-Series A-2 (Barclays Bank Plc LOC),
0.12%, 10/07/11	25,740	25,740,000
State of California, RAN, Series A-2, 2.00%, 6/26/12	25,000	25,294,766
Tulare County, GO, TRAN, 1.25%, 9/07/12	27,100	27,317,398
Tustin Unified School District, Special Tax Bonds, VRDN,
Community Facilities District No. 07-1 (Bank of
America NA LOC), 0.20%, 10/03/11 (a)	2,700	2,700,000
Total Investments (Cost — $1,190,099,621*) — 100.7%		1,190,099,621
Liabilities in Excess of Other Assets — (0.7)%		(8,292,836)
Net Assets — 100.0%		$1,181,806,785

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Piper Jaffray	$ 10,248,067	—

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BIF California Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds[1]	—	$1,190,099,621	—	$1,190,099,621

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	13

Schedule of Investments September 30, 2011 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 92.4%
Connecticut Housing Finance Authority, RB, AMT,
Sub-Series A-1, 0.30%, 7/25/12	$5,000	$5,000,000
Connecticut Housing Finance Authority, VRDN (a):
HRB, CIL Realty Inc. (HSBC Bank USA NA LOC),
0.12%, 10/07/11	1,505	1,505,000
RB, MSG Mortgage Financial, Series D, AMT (Federal
Home Loan Bank of Boston SBPA), 0.25%, 10/07/11	7,024	7,024,000
RB, AMT, GO, Sub-Series A-2 (JPMorgan Chase
Bank SBPA), 0.16%, 10/03/11	4,000	4,000,000
RB, GO, Sub-Series F-2 (Federal Home Loan Bank of
Boston SBPA), 0.12%, 10/07/11	1,200	1,200,000
Sub-Series F-1 (JPMorgan Chase Bank SBPA),
0.16%, 10/03/11	11,100	11,100,000
Connecticut State Development Authority, RB, VRDN,
AMT (a):
Cheshire (Bank of New York LOC), 0.52%, 10/07/11	1,240	1,240,000
Solid Waste Project, Rand/Whitney (Bank of
Montreal LOC), 0.17%, 10/07/11	12,500	12,500,000
Connecticut State Health & Educational Facility Authority,
Austin Trust, RB, Certificates, Bank of America,
VRDN (a)(b)(c):
St. Francis Hospital Medical Center, Series 2008-352
(Bank of America NA LOC, Bank of America NA SBPA),
0.27%, 10/07/11	35,040	35,040,000
Yale University, Series 2008-1080, 0.22%, 10/07/11	2,636	2,636,000
Connecticut State Health & Educational Facility Authority,
RB, VRDN (a):
Avon Old Farms School, Series A (Fleet National
Bank LOC), 0.26%, 10/07/11	3,090	3,090,000
Greater Hartford YMCA, Series B (Bank of
America NA LOC), 0.21%, 10/03/11	1,500	1,500,000
Greenwich Adult Day Care, Series A (JPMorgan
Chase & Co. LOC), 0.21%, 10/07/11	3,175	3,175,000
Hartford Hospital, Series B (Fleet National Bank LOC),
0.25%, 10/07/11	5,000	5,000,000
Hotchkiss School, Series A (Northern Trust Co. SBPA),
0.11%, 10/07/11	5,100	5,100,000
Masonicare, Series D (Wells Fargo Bank NA LOC),
0.15%, 10/03/11	8,370	8,370,000
Yale University, Series V-1, 0.09%, 10/03/11	4,020	4,020,000
Yale University, Series V-2, 0.08%, 10/03/11	1,400	1,400,000
Yale University, Series Y-2, 0.08%, 10/03/11	600	600,000
Connecticut State Health & Educational Facility Authority,
Refunding RB, VRDN (a):
Connecticut State University, FLOATS, Series 1884
(AGM Insurance, Wells Fargo Bank NA SBPA),
0.15%, 10/07/11 (b)(c)	11,220	11,220,000
Yale-New Haven Hospital, Series K2 (JPMorgan Chase
Bank NA LOC), 0.11%, 10/07/11	2,300	2,300,000
Hartford Redevelopment Agency, Refunding HRB, VRDN,
Underwood Tower Project (AGM Insurance, Societe
Generale SBPA), 0.41%, 10/07/11 (a)	12,045	12,045,000
Regional School District No. 18, GO, BAN, 1.50%, 1/10/12	3,500	3,510,215
State of Connecticut, GO, Refunding, FLOATS, VRDN,
Series 514 (Morgan Stanley Bank SBPA),
0.16%, 10/07/11 (a)(b)(c)	7,600	7,600,000
Town of Easton Connecticut, GO, BAN, 1.00%, 7/06/12	6,124	6,155,751
Town of Lebanon Connecticut, GO, BAN,
1.00%, 10/03/12 (d)	5,100	5,128,815
		161,459,781

Puerto Rico — 3.7%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement (a):
Series A-2 (AGM Insurance, JPMorgan Chase Bank
SBPA), 0.14%, 10/07/11	1,500	1,500,000
Sub-Series 2003 C-5-2 (Barclays Bank Plc LOC),
0.12%, 10/07/11	5,000	5,000,000
		6,500,000
Total Investments (Cost — $167,959,781*) — 96.1%		167,959,781
Other Assets Less Liabilities — 3.9%		6,736,448
Net Assets — 100.0%		$174,696,229

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of New York	$ 5,128,815	—

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds[1]	—	$ 167,959,781	—	$ 167,959,781

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BIF Florida Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value
Florida — 97.7%
Brevard County Housing Finance Authority, RB, VRDN, AMT:
Timber Trace Apartments Project (Citibank NA LOC),
0.22%, 10/07/11	$2,155	$2,155,000
Wickham Club Apartments, Series A (Fannie Mae
Liquidity Facility), 0.19%, 10/07/11	4,295	4,295,000
Broward County Housing Finance Authority, RB, VRDN,
Sailboat Bend Artist Lofts, AMT (Citibank NA LOC),
0.20%, 10/07/11	750	750,000
City of Wauchula, Refunding RB, VRDN, Hardee County
Center Project (JPMorgan Chase Bank LOC),
0.16%, 10/07/11	1,925	1,925,000
Collier County Educational Facilities Authority, RB, VRDN,
Limited Obligation, Ave Maria University (Comerica
Bank LOC), 0.19%, 10/03/11	1,955	1,955,000
Collier County IDA, RB, VRDN, March Project, AMT
(Wells Fargo Bank NA LOC), 0.35%, 10/07/11	1,910	1,910,000
Collier County IDA, Refunding RB, VRDN, Allete Inc. Project,
AMT (Wells Fargo Bank NA LOC), 0.20%, 10/07/11	2,000	2,000,000
County of Lake Florida, Deutsche Bank SPEARS/LIFERS
Trust, RB, VRDN, Series DBE-492 (Deutsche Bank AG
Liquidity Facility), 0.18%, 10/07/11 (b)	1,982	1,982,000
County of Miami-Dade Florida, JPMorgan Chase PUTTERS/
DRIVERS Trust, RB, VRDN, Series 3814 (AGM Insurance,
JPMorgan Chase Bank Liquidity Facility),
0.26%, 10/07/11 (b)(c)	3,500	3,500,000
County of Palm Beach Florida, RB, VRDN, FlightSafety
Project, AMT, 0.13%, 10/07/11	10,295	10,295,000
Florida Housing Finance Corp., RB, VRDN, Cutler Riverside
Apartments, AMT (Freddie Mac Guaranty Liquidity
Facility), 0.18%, 10/07/11	2,500	2,500,000
Florida Municipal Power Agency, Refunding RB,
VRDN, All Requirements Supply, Series C (Bank of
America NA LOC), 0.21%, 10/03/11	4,100	4,100,000
Hillsborough County Housing Finance Authority, HRB,
VRDN, Claymore Crossings Apartments, AMT
(Citibank NA LOC), 0.20%, 10/07/11	1,900	1,900,000
Jacksonville Economic Development Commission,
Refunding RB, VRDN, Methodist (TD Bank NA LOC),
0.10%, 10/03/11	2,700	2,700,000
Jacksonville Housing Finance Authority, HRB, VRDN, AMT:
Christine Cove Apartments (Federal Home Loan
Bank LOC), 0.20%, 10/07/11	1,460	1,460,000
Hartwood Apartments (Freddie Mac Guaranty Liquidity
Facility), 0.20%, 10/07/11	3,200	3,200,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK Lines Ltd.,
AMT (Sumitomo Mitsui Banking LOC), 0.17%, 10/07/11	2,915	2,915,000
Miami-Dade County, RB, VRDN, Florida Professional
Sports Franchise Facilities, Series 2009E (Wells Fargo
Bank NA LOC), 0.15%, 10/07/11	2,700	2,700,000
Miami-Dade County IDA, RB, VRDN, RAM Investments
of South Florida, Inc. Project, AMT (Wells Fargo
Bank NA LOC), 0.30%, 10/07/11	2,380	2,380,000
Miami-Dade County IDA, Refunding RB, VRDN, Florida
Power & Light Company Project, 0.20%, 10/03/11	1,000	1,000,000
Miami-Dade County School Board, COP, FLOATS, VRDN,
Series 2982 (AGC Insurance, Morgan Stanley Bank
Liquidity Facility), 0.24%, 10/07/11 (b)(c)	1,200	1,200,000
		56,822,000
Total Investments (Cost — $56,822,000*) — 97.7%		56,822,000
Other Assets Less Liabilities — 2.3%		1,338,860
Net Assets — 100.0%		$58,160,860

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds[1]	—	$ 56,822,000	—	$ 56,822,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	15

Schedule of Investments September 30, 2011 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 95.4%
City of Quincy Massachusetts, GO, BAN, 1.60%, 1/27/12	$3,369	$3,379,915
Commonwealth of Massachusetts, BB&T Municipal Trust,
GO, Refunding, FLOATS, VRDN, Series 2005 (Branch
Banking & Trust SBPA), 0.16%, 10/07/11 (a)(b)(c)	1,650	1,650,000
Massachusetts Bay Transportation Authority,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-47 (State Street Bank & Trust Co. SBPA),
0.19%, 10/07/11 (a)(b)(c)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB,
VRDN, Senior Series A, 0.25%, 10/07/11 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN,
Avalon Acton Apartments, AMT (Fannie Mae SBPA),
0.19%, 10/07/11 (a)	7,000	7,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Briarwood Retirement (Manufacturers & Traders LOC),
0.12%, 10/07/11	4,315	4,315,000
Concord Foods Issue, AMT (Fleet National Bank LOC),
0.61%, 10/07/11	1,710	1,710,000
Cordis Mills LLC, AMT (Fannie Mae Insurance,
Fannie Mae Liquidity Facility), 0.18%, 10/07/11	8,000	8,000,000
Edgewood Retirement (Bank of America NA LOC),
0.16%, 10/07/11	3,680	3,680,000
ISO New England Inc. (TD Bank NA LOC),
0.11%, 10/07/11	6,060	6,060,000
Massachusetts Development Finance Agency,
Refunding RB, VRDN (a):
Fessenden School (JPMorgan Chase Bank LOC),
0.16%, 10/07/11	2,890	2,890,000
Groton School (US Bank NA SBPA), 0.14%, 10/07/11	3,415	3,415,000
You Inc. (BankNorth NA LOC), 0.15%, 10/07/11	8,230	8,230,000
Massachusetts Health & Educational Facilities Authority,
Macon Trust, RB, VRDN Certificates, Bank of America,
Series 2007-310 (Bank of America NA LOC),
0.27%, 10/07/11 (a)(b)(c)	4,330	4,330,000
Massachusetts Health & Educational Facilities Authority,
RB, VRDN (a):
Children’s Hospital, Series N-4 (JPMorgan Chase
Bank LOC), 0.15%, 10/03/11	3,500	3,500,000
Wellesley College, Series G, 0.09%, 10/03/11	2,825	2,825,000
Massachusetts Industrial Finance Agency, RB, VRDN,
AMT (a):
AFC Cable System Inc. Issue (Bank of
America NA LOC), 0.61%, 10/07/11	870	870,000
Development, Garlock Printing Corp. (Fleet National
Bank LOC), 1.35%, 10/07/11	470	470,000
Gem Group Inc. Issue (Bank of America NA LOC),
0.90%, 10/07/11	1,050	1,050,000
Massachusetts Industrial Finance Agency, RB, VRDN,
Multi-Mode Development, AMT (a):
225 Bodwell Project (JPMorgan Chase Bank LOC),
0.81%, 10/07/11	4,000	4,000,000
OCT Co., Inc. Project (Bank of America NA LOC),
0.90%, 10/07/11	2,800	2,800,000
Massachusetts Industrial Finance Agency, VRDN,
E.L. Harvey & Sons Inc. (Fleet National Bank LOC),
0.90%, 10/07/11 (a)	375	375,000
Massachusetts School Building Authority, RB,
VRDN (a)(b)(c):
PUTTERS, Series 1197 (JPMorgan Chase Bank SBPA),
0.16%, 10/07/11	7,110	7,110,000
ROCS, Series II-R-10411 (AGM Insurance,
Citibank NA SBPA), 0.16%, 10/07/11	3,400	3,400,000
Massachusetts State Development Finance Agency,
Partners Healthcare, JPMorgan Chase PUTTERS/DRIVERS
Trust, Refunding RB, PUTTERS, Series 3867 (JPMorgan
Chase Bank SBPA), 0.15%, 10/03/11 (a)(b)(c)	3,195	3,195,000
Massachusetts State Water Pollution Abatement, RB, ROCS,
VRDN, Series II-R-11537PB (PB Capital Corp. SBPA),
0.19%, 10/07/11 (a)	12,325	12,325,000
Massachusetts Water Resources Authority, GO, Refunding
RB, VRDN, Series 2008-C-2 (Barclays Bank PLC SBPA),
0.12%, 10/07/11 (a)(b)(c)	10,900	10,900,000
Massachusetts Water Resources Authority, Refunding RB,
VRDN, Eagle Tax-Exempt Trust, Series 2006-0054,
Class A (Citibank NA SBPA), 0.16%, 10/07/11 (a)(b)(c)	7,495	7,495,000
Metropolitan Boston Transit Parking Corp., Wells Fargo
Stage Trust, RB, FLOATS, VRDN Certificates, Series 77-C
(Wells Fargo Bank NA SBPA), 0.17%, 10/07/11 (a)(b)(c)	11,900	11,900,000
Town of Easton, GO, BAN, 1.50%, 8/24/12	4,465	4,507,738
University of Massachusetts Building Authority,
Refunding RB, VRDN (a):
7 Month Window Senior Series 2 (State Guaranteed),
0.25%, 4/27/12	3,000	3,000,000
Senior Series 1 (Wells Fargo Bank NA SBPA),
0.10%, 10/07/11	8,940	8,940,000
		153,322,653

Puerto Rico — 3.8%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM Insurance, Barclays
Bank Plc LOC), 0.12%, 10/07/11 (a)	5,300	5,300,000
Commonwealth of Puerto Rico, GO, Refunding RB, VRDN,
Public Improvement, Series A-2 (AGM Insurance,
JPMorgan Chase Bank SBPA), 0.14%, 10/07/11 (a)	900	900,000
		6,200,000
Total Investments (Cost — $159,522,653*) — 99.2%		159,522,653
Other Assets Less Liabilities — 0.8%		1,251,724
Net Assets — 100.0%		$160,774,377

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 159,522,653	—	$ 159,522,653

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	17

Schedule of Investments September 30, 2011 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value
Michigan — 91.4%
Berrien County EDC Michigan, EDRB, VRDN, Arlington Corp.
Project, AMT (Bank One NA LOC), 0.40%, 10/07/11	$1,280	$1,280,000
Chelsea EDC Michigan, Refunding RB, VRDN, Silver Maples
Obligor (Comerica Bank LOC), 0.17%, 10/07/11	3,220	3,220,000
City of Rockford Michigan, RB, VRDN, Limited Obligation,
Alloy Exchange Project, AMT (Bank One NA LOC),
0.38%, 10/07/11	900	900,000
Green Lake Township EDC Michigan, Refunding RB,
VRDN, Interlochen Center Project (Harris NA LOC),
0.13%, 10/03/11	1,700	1,700,000
Holt Public Schools, GO, Refunding, VRDN (Q-SBLF
Insurance, Landesbank Hessen-Thuringen SBPA),
0.33%, 10/07/11	4,615	4,615,000
Lakeview School District Michigan, GO, VRDN, School
Building & Site, Series B (Q-SBLF Insurance,
Landesbank Hessen-Thuringen SBPA),
0.33%, 10/07/11	2,500	2,500,000
Lansing Michigan Board of Water & Light, Wells Fargo
Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo
Bank NA Liquidity Facility), 0.17%, 10/07/11 (b)(c)	3,000	3,000,000
Macomb County EDC, RB, VRDN, Aim Plastics Inc. Project,
AMT (Comerica Bank LOC), 0.26%, 10/07/11	855	855,000
Marquette County EDC Michigan, RB, VRDN, Pioneer
Labs Inc. Project, Series A, AMT (JPMorgan
Chase Bank LOC), 0.44%, 10/07/11	225	225,000
Michigan Higher Education Student Loan Authority,
RBC Municipal Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT (Royal Bank of
Canada LOC), 0.22%, 10/07/11 (b)(c)	9,200	9,200,000
Michigan State HDA, HRB, VRDN, Berrien Woods III,
Series A, AMT (Citibank NA LOC), 0.18%, 10/07/11	4,840	4,840,000
Michigan State HDA, Refunding RB, VRDN, Series F, AMT
(Bank of Nova Scotia SBPA), 0.17%, 10/07/11	7,000	7,000,000
Michigan State University, RB, VRDN, Series 2000-A
(Bank of America NA SBPA), 0.10%, 10/07/11	2,000	2,000,000
Michigan Strategic Fund, RB, VRDN:
Air Products & Chemicals Inc. 0.12%, 10/03/11	8,000	8,000,000
Alphi Manufacturing Inc. Project, AMT (Standard
Federal Bank LOC), 1.00%, 10/07/11	600	600,000
C&M Manufacturing Corp. Inc. Project, AMT
(Bank One Michigan LOC), 0.40%, 10/07/11	1,185	1,185,000
Golden Keys Development LLC Project, AMT
(Bank One NA LOC), 0.21%, 10/07/11	1,175	1,175,000
Merrill Tool Holding Co. Project, Series A, AMT
(Lasalle Bank NA LOC), 0.27%, 10/07/11	675	675,000
Riverwalk Properties LLC Project, AMT (Comerica
Bank LOC), 0.26%, 10/07/11	1,500	1,500,000
Vector Investments Project, AMT (Bank of
America NA LOC), 0.44%, 10/07/11	900	900,000
Oakland County EDC Michigan, RB, VRDN, Schain
Mold & Engineering, AMT (Bank One Michigan LOC),
0.40%, 10/07/11	1,700	1,700,000
Oakland County EDC Michigan, Refunding RB, VRDN,
Pratt & Miller Engineering, AMT (Lasalle Bank NA LOC),
0.47%, 10/07/11	2,200	2,200,000
University of Michigan, RB, VRDN, General Purpose,
0.13%, 10/07/11	1,000	1,000,000
		60,270,000
Total Investments (Cost — $60,270,000*) — 91.4%		60,270,000
Other Assets Less Liabilities — 8.6%		5,668,596
Net Assets — 100.0%		$65,938,596

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 60,270,000	—	$ 60,270,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 98.7%
Borough of Butler New Jersey, GO, BAN, 1.25%, 8/24/12	$1,200	$1,206,533
Borough of Elmwood Park New Jersey, GO, BAN,
1.00%, 8/10/12	5,400	5,416,590
Borough of Florham Park New Jersey, GO, Refunding, BAN,
1.00%, 1/26/12	7,400	7,410,939
Borough of Fort Lee New Jersey, GO BAN, 1.00%, 8/16/12	4,900	4,915,342
Borough of Glen Rock New Jersey, GO, BAN,
1.00%, 1/20/12	7,500	7,508,215
Borough of Hopatcong New Jersey, GO, BAN,
1.25%, 8/03/12	1,500	1,507,650
Borough of Madison New Jersey, GO, BAN, 1.00%, 1/20/12	7,233	7,243,496
Borough of Mountainside New Jersey, GO, BAN,
1.50%, 11/04/11	2,573	2,574,762
Borough of New Providence New Jersey, GO, BAN,
1.00%, 1/27/12	2,600	2,603,774
Borough of Rumson New Jersey, GO, BAN, Series A,
0.75%, 12/15/11	3,100	3,101,601
Camden County Improvement Authority, RB, VRDN, Special
(TD Bank NA LOC), 0.22%, 10/07/11 (a)	1,840	1,840,000
City of Ocean City New Jersey, GO, BAN:
1.25%, 3/09/12	3,400	3,404,589
Series B, 1.25%, 6/22/12	7,200	7,229,069
Lower Township Municipal Utilities Authority, RB, Project
Notes, Series B, 2.00%, 9/21/12	6,000	6,084,385
New Jersey EDA, RB, VRDN (a):
Geriatric Service Housing Corp. Project,
0.21%, 10/07/11	8,020	8,020,000
Green Hill Project (Valley National Bank LOC),
0.21%, 10/07/11	9,575	9,575,000
Jewish Community Housing Corp. (Valley National
Bank LOC), 0.21%, 10/07/11	6,345	6,345,000
Morris Museum Project, 0.11%, 10/07/11	4,000	4,000,000
New Jersey EDA, RB, VRDN, AMT (Wells Fargo
Bank NA LOC) (a):
Jewish Family Service, 0.25%, 10/07/11	730	730,000
MZR Real Estate LP Project, 0.30%, 10/07/11	6,405	6,405,000
PB Tower & Metro Project, Series A, 0.30%, 10/07/11	3,260	3,260,000
PB Tower & Metro Project, Series B, 0.30%, 10/07/11	1,910	1,910,000
Urban League Project, 0.20%, 10/07/11	2,110	2,110,000
New Jersey EDA, Refunding RB, VRDN (Wells Fargo
Bank NA LOC) (a):
Blair Academy Project, 0.10%, 10/07/11	7,090	7,090,000
Jewish Community Metro West, 0.25%, 10/07/11	5,400	5,400,000
New Jersey Educational Facilities Authority, Refunding RB,
VRDN, Centenary College, Series A (TD Bank NA LOC),
0.17%, 10/07/11 (a)	6,765	6,765,000
New Jersey Health Care Facilities Financing Authority, RB,
VRDN (a):
Christian Health Care Center (Valley National Bank LOC),
0.21%, 10/07/11	4,700	4,700,000
Meridian-IV (AGC Insurance, Wells Fargo Bank NA LOC),
0.10%, 10/07/11	16,275	16,275,000
Princeton Healthcare System Issue, Series 2010B
(TD Bank NA LOC), 0.13%, 10/07/11	21,465	21,465,000
Recovery Management System
Inc. (TD Bank NA LOC), 0.17%, 10/07/2011	9,100	9,100,000
Robert Wood Johnson University (Wells Fargo
Bank NA LOC), 0.10%, 10/07/11	4,465	4,465,000
Series A-4 (TD Bank NA LOC), 0.17%, 10/07/11	11,325	11,325,000
New Jersey State Educational Facilities Authority, JPMorgan
Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3922
(JPMorgan Chase Bank Liquidity Facility),
0.16%, 10/07/11 (a)(b)(c)	2,165	2,165,000
New Jersey State Higher Education Assistance Authority,
RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN,
AMT (Royal Bank of Canada LOC) (a)(b)(c):
Series L-35, 0.22%, 10/07/11	25,245	25,245,000
Series L-36, 0.22%, 10/07/11	19,300	19,300,000
New Jersey State Housing & Mortgage Finance Agency, RB,
VRDN, S/F Housing, Series V (BNP Paribas SBPA),
0.27%, 10/07/11 (a)	70,000	70,000,000
New Jersey Transportation Trust Fund Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-31
(State Street Bank & Trust Co. Liquidity Facility),
0.16%, 10/07/11 (a)(b)(c)	26,500	26,500,000
New Jersey Transportation Trust Fund Authority, Deutsche
Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN,
Series DB-447 (Deutsche Bank AG Liquidity Facility),
0.18%, 10/07/11 (a)(b)(c)	26,335	26,335,000
Newark Housing Authority, BB&T Municipal Trust,
Refunding RB, FLOATS, VRDN, Series 2044 (BB&T LOC),
0.16%, 10/07/11 (a)(b)(c)	2,540	2,540,000
Port Authority of New York & New Jersey, JPMorgan Chase
PUTTERS/DRIVERS Trust, Refunding RB, VRDN,
AMT (JPMorgan Chase Bank Liquidity Facility) (a)(b)(c):
Series 3176, 0.23%, 10/07/11	27,860	27,860,000
Series 3193, 0.23%, 10/07/11	12,995	12,995,000
Port Authority of New York & New Jersey, Refunding RB,
VRDN, FLOATS, Series 766 (AGM Insurance, Morgan
Stanley Bank SBPA), 0.17%, 10/07/11 (a)(b)(c)	1,500	1,500,000
Tobacco Settlement Financing Corp. New Jersey, Refunding
RB, FLOATS, VRDN, Series 2959 (Morgan Stanley Bank
Liquidity Facility), 0.21%, 10/07/11 (a)(b)(c)	23,965	23,965,000
Town of Kearny New Jersey, GO, BAN, 1.25%, 6/28/12	9,700	9,723,212
Township of Burlington New Jersey, GO, BAN,
1.25%, 3/23/12	2,400	2,406,954
Township of Clark New Jersey, GO, BAN, 1.25%, 3/23/12	1,100	1,102,660
Township of Fairfield New Jersey, GO, BAN, 1.25%, 2/22/12	700	700,839
Township of Livingston New Jersey, GO, BAN,
1.25%, 7/06/12	1,100	1,105,097
Township of Maplewood New Jersey, GO, BAN,
1.50%, 11/18/11	3,755	3,758,498
Township of Neptune New Jersey, GO, BAN,
1.25%, 9/14/12	4,200	4,216,311
Township of Ocean New Jersey Monmouth & Ocean
Counties, GO, BAN, 1.25%, 12/20/11	4,064	4,068,122
Township of Robbinsville New Jersey, GO, BAN,
1.00%, 1/11/12	7,400	7,405,382
Township of Toms River New Jersey, GO, BAN,
1.25%, 12/16/11	2,400	2,403,321
Union County Industrial Pollution Control Financing
Authority, Refunding RB, VRDN, Exxon Project,
0.04%, 10/03/11 (a)	3,600	3,600,000
		469,882,341

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	19

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.0%
Commonwealth of Puerto Rico, Refunding RB, VRDN,
Public Improvement, Sub-Series 2003 C-5-2
(AGM Insurance), 0.12%, 10/07/11 (a)	$4,700	$4,700,000
Total Investments (Cost — $474,582,341*) — 99.7%		474,582,341
Other Assets Less Liabilities — 0.3%		1,462,337
Net Assets — 100.0%		$476,044,678

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 474,582,341	—	$ 474,582,341

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 99.6%
Albany Industrial Development Agency, RB, VRDN,
Albany Medical Center Hospital, Series C (Bank of
America NA LOC), 0.22%, 10/07/11 (a)	$1,720	$1,720,000
Beekmantown Central School District, GO, BAN,
1.25%, 7/06/12	5,331	5,349,655
Bronxville Union Free School District, GO, BAN,
1.25%, 9/21/12	4,275	4,309,036
Buffalo Municipal Water Finance Authority, Refunding RB,
VRDN (JPMorgan Chase Bank LOC), 0.13%, 10/07/11 (a)	9,760	9,760,000
City of Mount Vernon New York, GO:
BAN, 1.25%, 7/13/12	7,160	7,196,257
Series B, 1.50%, 7/13/12	4,905	4,939,368
City of New York, New York, GO, Refunding, VRDN,
Sub-Series C-2 (Bayerische Landesbank LOC),
0.27%, 10/07/11 (a)	7,615	7,615,000
City of New York, New York, GO, VRDN (a):
JPMorgan Chase PUTTERS/DRIVERS Trust, DRIVERS,
Series 3282, 0.16%, 10/07/11 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen-Thuringen LOC),
0.25%, 10/07/11	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC),
0.27%, 10/07/11	12,475	12,475,000
Sub-Series F-3 (Sumitomo Mitsui Banking SBPA),
0.19%, 10/07/11	27,900	27,900,000
Sub-Series L-3 (Bank of America NA SBPA),
0.20%, 10/03/11	1,330	1,330,000
Clarence Central School District, GO, BAN, 1.25%, 6/14/12	3,710	3,728,199
Cohoes Industrial Development Agency, RB, VRDN,
Eddy Village Project, 0.12%, 10/07/11 (a)	12,750	12,750,000
County of Clinton New York, GO, Refunding, BAN,
1.25%, 7/13/12	5,185	5,211,246
East Rockaway Union Free School District, GO, Refunding,
TAN, 1.25%, 6/27/12	1,620	1,628,954
East Williston Union Free School District, GO, Refunding,
TAN, 1.25%, 6/28/12	4,500	4,528,404
Evans-Brant Central School District, GO, BAN,
1.25%, 6/29/12	4,260	4,277,333
Greece Central School District, GO, BAN, 1.25%, 12/29/11	4,085	4,091,303
Hicksville Union Free School District, GO, TAN,
1.25%, 6/26/12	3,700	3,723,164
Honeoye Falls-Lima Central School District, GO, BAN,
1.25%, 9/27/12	5,000	5,039,491
Irvington Union Free School District New York, GO, TAN,
0.75%, 10/21/11	4,980	4,981,336
Islip Union Free School District No. 1, GO, TAN,
1.25%, 6/22/12	15,730	15,823,382
Long Island Power Authority, Series CP-1 (JPMorgan Chase
Bank LOC), 0.23%, 12/01/11	14,000	14,000,000
Lynbrook Union Free School District, GO, TAN,
1.25%, 6/22/12	4,040	4,061,925
Metropolitan Transportation Authority, RB, VRDN, Series A-1
(Morgan Stanley Bank LOC), 0.12%, 10/07/11 (a)	2,400	2,400,000
Metropolitan Transportation Authority, Refunding RB, VRDN,
Series A-2 (Bank of Tokyo LOC), 0.10%, 10/07/11 (a)	19,455	19,455,000
Metropolitan Transportation Authority TECP,
0.15%, 10/11/11	13,500	13,500,000
Monroe County Industrial Development Agency, IDRB,
VRDN, Klein Steel Service, AMT (Manufacturers
& Traders LOC), 0.26%, 10/07/11 (a)(b)	6,765	6,765,000
Nassau County Industrial Development Agency, RB, VRDN,
Clinton Plaza Senior Housing Project, AMT (Fannie Mae),
0.35%, 10/07/11 (a)	13,250	13,250,000
New York City Housing Development Corp., MRB, VRDN,
Parkview II Apartments, Series A, AMT (Citibank NA LOC),
0.14%, 10/07/11 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac),
0.14%, 10/07/11	10,900	10,900,000
Brittany Development, Series A, AMT (Fannie Mae),
0.14%, 10/07/11	24,830	24,830,000
Elliott Chelsea Development, Series A
(Citibank NA LOC), 0.16%, 10/07/11	4,100	4,100,000
Lyric Development, Series A, AMT (Fannie Mae),
0.14%, 10/07/11	12,765	12,765,000
Series A, AMT (Fannie Mae), 0.14%, 10/07/11	23,800	23,800,000
Sierra Development, Series A, AMT (Fannie Mae),
0.14%, 10/07/11	14,065	14,065,000
W. 43rd Street Development, Series A, AMT
(Fannie Mae), 0.14%, 10/07/11	19,400	19,400,000
New York City Housing Development Corp., Refunding RB,
VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-
Thuringen LOC), 0.26%, 10/07/11	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA),
0.22%, 10/07/11 (b)(c)	6,405	6,405,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT
(Citibank NA LOC), 0.15%, 10/07/11	14,000	14,000,000
Heart Share Human Services, Series A (HSBC Bank
USA NA LOC), 0.15%, 10/07/11	3,360	3,360,000
New York City Industrial Development Agency, Refunding RB,
VRDN (a):
Brooklyn Heights (TD Bank NA LOC), 0.15%, 10/07/11	5,680	5,680,000
Touro College Project (JPMorgan Chase Bank LOC),
0.13%, 10/07/11	4,900	4,900,000
New York City Municipal Water Finance Authority, RB,
VRDN (a):
2nd General Resolution, Series DD-2 (Bank of
New York SBPA), 0.10%, 10/03/11	2,400	2,400,000
2nd General Resolution, Series DD-3A (US Bank NA
SBPA) 0.10%, 10/03/11	8,900	8,900,000
Eagle Tax-Exempt Trust, Series 2009-0046, Class A
(Citibank NA SBPA), 0.16%, 10/07/11 (b)(c)	18,000	18,000,000
General Resolution, Sub-Series F-1 (Bank of
America NA SBPA), 0.20%, 10/03/11	5,125	5,125,000
PUTTERS, Series 2559 (JPMorgan Chase Bank SBPA),
0.16%, 10/07/11 (b)(c)	1,775	1,775,000
ROCS, Series II-R-9301 (Citibank NA SBPA),
0.16%, 10/07/11 (b)(c)	8,855	8,855,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN (a):
2nd General Resolution, Series AA-1 (State Street
Bank & Trust Co. and California State Teachers’
Retirement System SBPA), 0.09%, 10/03/11	4,400	4,400,000
2nd General Resolution, Series AA-1 (State Street
Bank & Trust Co. and California State Teachers’
Retirement System SBPA), 0.15%, 10/03/11	14,900	14,900,000
Eagle Tax-Exempt Trust, Series 2009-0047, Class A
(Citibank NA SBPA), 0.16%, 10/07/11 (b)(c)	11,000	11,000,000
New York City Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Series C (Barclays Bank Plc SBPA),
0.12%, 10/03/11	56,600	56,600,000
Future Tax Secured, Series G-5 (Barclays Bank Plc
SBPA), 0.11%, 10/03/11	4,500	4,500,000
New York City Recovery, Series 1, Sub-Series 1C,
0.13%, 10/03/11	8,610	8,610,000
New York City Recovery, Series 3, Sub-Series 3B,
0.10%, 10/03/11	7,380	7,380,000
New York City Recovery, Series 3, Sub-Series 3G
(Bank of New York SBPA), 0.12%, 10/07/11	18,300	18,300,000
Sub-Series 2C, 0.13%, 10/07/11	25,000	25,000,000
Sub-Series 2F (Bayerische Landesbank SBPA),
0.23%, 10/03/11	2,550	2,550,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	21

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Trust for Cultural Resources, RB, VRDN,
Lincoln Center, Series A-1 (Bank of America NA LOC),
0.15%, 10/03/11 (a)	$9,245	$9,245,000
New York City Water TECP, Series 7:
0.20%, 11/02/11	8,445	8,445,000
0.20%, 11/04/11	7,500	7,500,000
New York Convention Center Development Corp., Eclipse
Funding Trust, RB, VRDN, Series 2006-0004, Solar
Eclipse (US Bank NA LOC), 0.15%, 10/07/11 (a)(b)(c)	11,000	11,000,000
New York Mortgage Agency, RB, VRDN, AMT (a):
ROCS, Series II-R-11705 (Citibank NA SBPA)
0.22%, 10/07/11 (b)(c)	6,050	6,050,000
ROCS, Series II-R-11707 (Citibank NA SBPA)
0.22%, 10/07/11 (b)(c)	6,210	6,210,000
Series 159, AMT (Bank of America NA SBPA),
0.16%, 10/07/11	13,000	13,000,000
New York Mortgage Agency, Refunding RB, VRDN, ROCS,
Series II-R-11701, AMT (Citibank NA SBPA),
0.22%, 10/07/11 (a)(b)(c)	6,335	6,335,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A
(Citibank NA SBPA), 0.16%, 10/07/11 (b)(c)	2,300	2,300,000
JPMorgan Chase PUTTERS/DRIVERS Trust, PUTTERS,
Series 3280 (JPMorgan Chase & Co. SBPA),
0.16%, 10/07/11 (b)(c)	3,325	3,325,000
Mental Health Services, Sub-Series D-2F (JPMorgan
Chase Bank SBPA), 0.14%, 10/07/11	20,180	20,180,000
PUTTERS, Series 1955 (JPMorgan Chase & Co. SBPA),
0.16%, 10/07/11 (b)(c)	5,325	5,325,000
Rochester Friendly Home, 0.12%, 10/07/11	14,450	14,450,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of
America NA LOC), 0.23%, 10/07/11	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase & Co.
SBPA), 0.13%, 10/07/11	18,480	18,480,000
New York State Environmental Facilities Corp., Refunding
RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase & Co.
SBPA), 0.16%, 10/07/11 (a)(b)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN AMT (a):
363 West 30th Street, Series A (Freddie Mac),
0.14%, 10/07/11	12,150	12,150,000
Gethsemane Apartments, Series A (Fannie Mae),
0.19%, 10/07/11	12,000	12,000,000
Grace Towers, Series A (Freddie Mac),
0.14%, 10/07/11	2,880	2,880,000
Kew Gardens Hills, Series A (Fannie Mae),
0.14%, 10/07/11	5,500	5,500,000
New York State HFA, RB, VRDN (a):
10 Liberty Street (Freddie Mac), 0.11%, 10/07/11	5,000	5,000,000
80 DeKalb Avenue Apartments, Series A, AMT
(Wachovia Bank NA LOC), 0.15%, 10/07/11	1,290	1,290,000
240 E. 39th Street Housing AMT, 0.14%, 10/07/11	29,100	29,100,000
360 West 43rd Street, Series A, AMT (Fannie Mae)
0.14%, 10/07/11	1,565	1,565,000
1500 Lexington Avenue, Series A, AMT (Fannie Mae),
0.15%, 10/07/11	4,400	4,400,000
Avalon Bowery Place II, Series A, AMT (Bank of
America NA LOC), 0.18%, 10/07/11	25,000	25,000,000
West 33rd Street Housing, Series A, AMT (Fannie Mae),
0.14%, 10/07/11	3,400	3,400,000
Worth Street, Series A, AMT (Fannie Mae),
0.14%, 10/07/11	4,500	4,500,000
Worth Street, Series A, AMT (Fannie Mae),
0.14%, 10/07/11	9,100	9,100,000
New York State HFA, Refunding RB, VRDN, Series M-2
(Bank of America NA LOC), 0.19%, 10/07/11 (a)	4,200	4,200,000
New York State Thruway Authority, Series A, BAN,
2.00%, 7/12/12	10,600	10,736,131
North Syracuse Central School District, GO, BAN,
1.25%, 6/22/12	6,635	6,660,365
Onondaga County Industrial Development Agency New York,
RB, VRDN, G.A. Braun Inc. Project, AMT (Manufacturers
& Traders LOC), 0.26%, 10/07/11 (a)	9,055	9,055,000
Oswego County Industrial Development Agency New York,
RB, VRDN, OH Properties Inc. Project, Series A
(Manufacturers & Traders LOC), 0.26%, 10/07/11 (a)	1,350	1,350,000
Port Authority of New York & New Jersey, Refunding RB,
VRDN (a)(b)(c):
FLOATS, Series 766 (AGM Insurance, Morgan Stanley
Bank SBPA), 0.17%, 10/07/11	1,750	1,750,000
FLOATS, Series 2977, AMT (Morgan Stanley Bank
SBPA), 0.16%, 10/07/11	14,000	14,000,000
PUTTERS, Series 2945, AMT (JPMorgan Chase & Co.
SBPA), 0.23%, 10/07/11	1,665	1,665,000
Rensselaer County Industrial Development Agency
New York, RB, VRDN, The Sage Colleges Project, Series A
(Manufacturers & Traders LOC), 0.21%, 10/07/11 (a)	5,540	5,540,000
Rockland County Industrial Development Agency New York,
Refunding RB, VRDN, Dominican College Project,
Series A (TD Bank NA LOC), 0.15%, 10/07/11 (a)	8,755	8,755,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN,
Series 2901 (Morgan Stanley Bank Liquidity Facility),
0.18%, 10/07/11 (a)(b)(c)	10,800	10,800,000
Syracuse Industrial Development Agency, RB, VRDN,
Syracuse University Project, Series A-2 (JPMorgan Chase
Bank LOC), 0.14%, 10/03/11 (a)	7,200	7,200,000
Town of Orchard Park New York, GO, BAN, 1.25%, 10/26/11	4,200	4,202,082
Town of Webster New York, GO, BAN, 1.25%, 10/04/12 (d)	3,000	3,020,820
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN,
General, Sub-Series B-4 (Landesbank Baden-
Wurttemberg SBPA), 0.30%, 10/07/11 (a)	9,955	9,955,000
Trust for Cultural Resources, Refunding RB, VRDN,
American Museum of Natural History, Series A1
(Bank of America NA SBPA),
0.15%, 10/03/11 (a)	3,900	3,900,000
Wappingers Central School District, GO, TAN,
1.25%, 7/13/12	4,990	5,013,306
William Floyd Union Free School District of the Mastics-
Moriches-Shirley, GO, TAN, 1.25%, 6/28/12	27,200	27,364,702
		973,686,459
Total Investments (Cost — $973,686,459*) — 99.6%		973,686,459
Other Assets Less Liabilities — 0.4%		3,439,692
Net Assets — 100.0%		$977,126,151

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Pershing LLC	$3,020,820	—

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds[1]	—	$ 973,686,459	—	$ 973,686,459

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	23

Schedule of Investments September 30, 2011 (Unaudited)	BIF North Carolina Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 89.9%
Alamance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Millender Project, AMT (Wells Fargo Bank NA LOC),
0.30%, 10/07/11 (a)	$1,000	$1,000,000
Charlotte-Mecklenburg Hospital Authority, RB, VRDN,
Carolinas HealthCare System, Series D (Wells Fargo
Bank NA LOC), 0.10%, 10/03/11 (a)	400	400,000
City of Greensboro North Carolina, GO, BAN, Recreational,
1.00%, 2/28/12	1,200	1,203,439
City of Raleigh North Carolina, COP, VRDN, Downtown,
Series B (RBC Bank USA SBPA), 0.20%, 10/07/11 (a)	1,500	1,500,000
City of Raleigh North Carolina, Refunding RB, VRDN,
7 Month Window, 0.26%, 4/27/12 (a)	2,275	2,275,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month
Window, Series D, 0.26%, 4/27/12 (a)	7,250	7,250,000
County of Sampson North Carolina, Eclipse Funding Trust,
COP, Series 2006-0160, Solar Eclipse (AGM Insurance,
US Bank NA LOC), 0.17%, 10/07/11 (a)(b)(c)	2,015	2,015,000
County of Wake North Carolina, GO, VRDN, Series A
(RBC Bank USA SBPA), 0.20%, 10/07/11 (a)	1,700	1,700,000
Gaston County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC),
0.35%, 10/07/11 (a)	805	805,000
Guilford County Industrial Facilities & Pollution Control
Financing Authority, IDRB, VRDN, National Sherman, AMT
(TD Bank NA LOC), 0.40%, 10/07/11 (a)	2,100	2,100,000
Lee County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, AMT (a):
Arden Corp. Project (Comerica Bank LOC),
0.26%, 10/07/11	2,550	2,550,000
Lee Central LLC Project (Wells Fargo Bank NA LOC),
0.30%, 10/07/11	2,205	2,205,000
North Carolina Agricultural Finance Authority, RB,
VRDN, Albemarle Cotton Growers, AMT (Wells Fargo
Bank NA LOC), 0.30%, 10/07/11 (a)	1,000	1,000,000
North Carolina Agricultural Finance Authority, Refunding RB,
VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo
Bank NA LOC), 0.35%, 10/07/11 (a)	1,110	1,110,000
North Carolina Educational Facilities Finance Agency, RB,
VRDN (a):
Duke University Project, Series A 0.07%, 10/07/11	300	300,000
Duke University Project, Series B 0.12%, 10/07/11	1,800	1,800,000
North Carolina HFA, RB, VRDN, AMT (a)(b)(c):
MERLOTS, Series B12 (Wells Fargo Bank NA SBPA),
0.22%, 10/07/11	495	495,000
ROCS, Series II-R-175 (Citibank NA SBPA),
0.22%, 10/07/11	1,780	1,780,000
North Carolina Medical Care Commission,
RB, VRDN, Duke University Hospital, Series B,
0.12%, 10/07/11 (a)	1,465	1,465,000
North Carolina Medical Care Commission, Refunding RB,
VRDN, Wake Forest University, Series D (Bank of
America NA LOC), 0.20%, 10/03/11 (a)	285	285,000
Piedmont Triad Airport Authority North Carolina, RB,
VRDN, Cessna Aircraft Co. Project, AMT (Bank of
America NA LOC), 0.44%, 10/07/11 (a)	300	300,000
University of North Carolina at Chapel Hill, Refunding RB,
VRDN, Series B, 0.07%, 10/07/11 (a)	1,390	1,390,000
Vance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, HH Hunt
Manufacturing Facilities LLC Project, AMT (Wells Fargo
Bank NA LOC), 0.35%, 10/07/11 (a)	1,020	1,020,000
Wilson County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, Supreme/
Murphy Truck Project, AMT (Bank One Indiana NA LOC),
0.60%, 10/07/11 (a)(c)	700	700,000
Yancey County Industrial Facilities & Pollution Control
Financing Authority, RB, VRDN, Altec Industries Inc.
Project, AMT (Branch Banking & Trust LOC),
0.22%, 10/07/11 (a)	2,300	2,300,000
		38,948,439

Puerto Rico — 4.9%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM Insurance,
JPMorgan Chase Bank SBPA), 0.14%, 10/07/11 (a)	2,100	2,100,000
Total Investments (Cost — $41,048,439*) — 94.8%		41,048,439
Other Assets Less Liabilities — 5.2%		2,260,661
Net Assets — 100.0%		$43,309,100

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BIF North Carolina Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds[1]	—	$ 41,048,439	—	$ 41,048,439

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	25

Schedule of Investments September 30, 2011 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 94.0%
Butler County Ohio, GO, BAN, 0.50%, 8/02/12	$2,705	$2,705,000
City of Avon Ohio, GO, BAN:
Series A, 1.00%, 7/03/12	100	100,437
Various Purpose, Series B, 1.00%, 7/19/12	1,795	1,803,573
City of Cleveland Ohio, Refunding RB, VRDN, Series Q
(Bank of America NA LOC), 0.21%, 10/07/11 (a)	2,300	2,300,000
City of Columbus Ohio, RB, PUTTERS, VRDN, Series 2456
(JPMorgan Chase Bank Liquidity Facility),
0.16%, 10/07/11 (a)(b)(c)	1,400	1,400,000
City of Independence Ohio, Refunding RB, VRDN,
Rockside Spectrum Building (US Bank NA LOC),
0.19%, 10/07/11 (a)	1,355	1,355,000
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial
Hospital Project (JPMorgan Chase Bank LOC),
0.18%, 10/07/11 (a)	1,900	1,900,000
City of Marysville Ohio, GO, Wastewater Treatment,
1.13%, 5/31/12	200	200,630
City of North Ridgeville Ohio, GO, BAN, Capital
Improvement & Equipment, 1.00%, 4/10/12	1,000	1,001,829
City of Salem Ohio, Refunding RB, VRDN, Improvement,
Salem Community Hospital Project (JPMorgan Chase
Bank LOC), 0.12%, 10/07/11 (a)	1,200	1,200,000
City of Shaker Heights Ohio, GO, BAN, 2.00%, 5/07/12	1,300	1,309,989
City of Sharonville Ohio, GO, BAN, Various Purpose
Improvement, 1.13%, 7/12/12	1,200	1,204,422
City of Willoughby Ohio, GO, BAN, Various Purpose
Improvement, 1.25%, 10/07/11	800	800,116
Columbus City School District, GO, BAN, School Facility
Construction, 2.00%, 12/01/11	3,670	3,679,488
Columbus Ohio Regional Airport Authority, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-488
(NPFGC Insurance, Deutsche Bank AG Liquidity Facility),
0.18%, 10/07/11 (a)(b)(c)	1,400	1,400,000
County of Butler Ohio, Refunding RB, VRDN, Lifesphere
Project (US Bank NA LOC), 0.16%, 10/07/11 (a)	4,300	4,300,000
County of Franklin Ohio, RB, VRDN, Senior, St. George
Commons Apartments, AMT (Fannie Mae),
0.18%, 10/07/11 (a)	2,285	2,285,000
County of Montgomery Ohio, RB:
Catholic Health, Series C-2, 4.10%, 11/10/11	1,890	1,897,688
Citywide Development Corp. Project VRDN, AMT
(JPMorgan Chase Bank LOC), 0.55%, 10/07/11 (a)	600	600,000
County of Montgomery Ohio, Refunding RB, VRDN, Catholic
Health, Series B-2 (Bayerische Landesbank SBPA),
0.35%, 10/07/11 (a)	1,500	1,500,000
County of Trumbull Ohio, Refunding RB, VRDN (a):
Ellwood Engineered AMT (Wells Fargo Bank NA LOC),
0.30%, 10/07/11	3,400	3,400,000
Shepherd (Manufacturers & Traders LOC, Manufacturers
& Traders SBPA), 0.16%, 10/07/11	9,865	9,865,000
Cuyahoga County, RB, VRDN, Cleveland Clinic
Sub-Series B1 (Wells Fargo Bank NA SBPA),
0.12%, 10/03/11 (a)	2,080	2,080,000
Lorain County Port Authority, RB, VRDN, St. Ignatius High
School Project (US Bank NA LOC), 0.16%, 10/07/11 (a)	1,390	1,390,000
Lucas County, GO, Various Purpose Improvement, Series 1,
1.00%, 7/19/12	115	115,412
Ohio Air Quality Development Authority, RB, VRDN, Ohio
Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi
UFJ LOC), 0.14%, 10/07/11 (a)	1,100	1,100,000
Ohio HFA, RB, VRDN (a):
Series H, AMT (Ginnie Mae Insurance, Federal Home
Loan Bank SBPA), 0.18%, 10/07/11	4,100	4,100,000
ROCS, Series II-R-11575 (Fannie Mae),
0.17%, 10/07/11 (b)(c)	2,935	2,935,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02, AMT
(Ginnie Mae Insurance, Bank of New York SBPA),
0.22%, 10/07/11 (a)(b)(c)	1,120	1,120,000
Ohio Higher Educational Facility Commission, Refunding RB,
VRDN, Hospital, Cleveland Clinic, Series B-4,
0.12%, 10/03/11 (a)	5,500	5,500,000
Ohio State Water Development Authority, Refunding RB,
VRDN (a):
FirstEnergy Generation Corp., Series A (UBS AG LOC),
0.09%, 10/03/11	4,300	4,300,000
FirstEnergy Nuclear Generation Corp. Project, Series B
(Wells Fargo Bank NA LOC), 0.15%, 10/03/11	14,050	14,050,000
FirstEnergy Nuclear Generation Corp. Project, Series C,
0.12%, 10/03/11	1,300	1,300,000
State of Ohio, GO, Buckeye Savers, Series K,
5.00%, 5/01/12	200	205,403
State of Ohio, GO, VRDN, Infrastructure Improvement,
Series B, 0.10%, 10/07/11 (a)	1,000	1,000,000
State of Ohio, RB, BAN, Revitalization, 0.35%, 6/01/12	1,100	1,100,000
State of Ohio, RB, VRDN, Universal Forest Products Project,
AMT (JPMorgan Chase Bank LOC), 0.35%, 10/07/11 (a)	2,700	2,700,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB,
FLOATS, VRDN, Series 56C (Wells Fargo Bank NA Liquidity
Facility), 0.17%, 10/07/11 (a)(b)(c)	2,100	2,100,000
		91,303,987

Puerto Rico — 1.5%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM Insurance,
JPMorgan Chase Bank SBPA), 0.14%, 10/07/11 (a)	1,500	1,500,000
Total Investments (Cost — $92,803,987*) — 95.5%		92,803,987
Other Assets Less Liabilities — 4.5%		4,328,560
Net Assets — 100.0%		$97,132,547

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds[1]	—	$ 92,803,987	—	$ 92,803,987

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	27

Schedule of Investments September 30, 2011 (Unaudited)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value
Pennsylvania — 96.3%
Allegheny County Hospital Development Authority, RB,
VRDN, University of Pittsburgh Medical Center, Series B-2
(Deutsche Bank AG LOC), 0.13%, 10/07/11	$6,800	$6,800,000
Beaver County IDA, Refunding RB, VRDN, FirstEnergy
Nuclear, Series B (FirstEnergy Solutions Guaranty
Agreement, Citibank NA LOC), 0.14%, 10/07/11	500	500,000
Bucks County IDA, RB, VRDN, Grand View Hospital, Series A
(TD Bank NA LOC), 0.13%, 10/07/11	2,800	2,800,000
Butler County IDA, RB, VRDN, Concordia Lutheran, Series A
(Bank of America NA LOC), 0.14%, 10/07/11	4,995	4,995,000
Chester County IDA, RB, VRDN, AMT (Wells Fargo
Bank NA LOC):
Hankin Group, Series A, 0.35%, 10/07/11	1,780	1,780,000
West Vincent Association, Series B, 0.35%, 10/07/11	1,940	1,940,000
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-495, AMT
(Deutsche Bank AG LOC), 0.19%, 10/07/11 (b)	5,715	5,715,000
City of Philadelphia Pennsylvania, RB, VRDN, 5th Series A-2
(JPMorgan Chase Bank LOC, Bank of Nova Scotia LOC),
0.12%, 10/07/11	2,200	2,200,000
County of Lehigh Pennsylvania, Refunding RB, VRDN,
Lehigh Valley Health Network, Series C (Bank of
America NA LOC), 0.21%, 10/03/11	1,695	1,695,000
Delaware County IDA Pennsylvania, Refunding RB, VRDN,
Resource Recovery, Series C (General Electric Capital
Corp.), 0.13%, 10/07/11	40	40,000
Delaware River Port Authority, Refunding RB, VRDN, Series A
(JPMorgan Chase Bank LOC), 0.13%, 10/07/11	2,025	2,025,000
Downingtown Area School District, RBC Municipal
Products Inc. Trust, GO, VRDN, Floater CTFs, Series E-13,
0.16%, 10/07/11 (c)	4,160	4,160,000
Emmaus General Authority, RB, VRDN:
Pennsylvania Loan Program, Series A
(US Bank NA LOC), 0.14%, 10/07/11	800	800,000
Series 89F, Sub-Series F24 (US Bank NA LOC),
0.14%, 10/07/11	2,000	2,000,000
Erie County Housing Authority, RB, VRDN, St. Mary’s Home
Erie Project, Series A (Bank of America NA LOC),
0.23%, 10/07/11	1,000	1,000,000
Erie Water Authority, RB (AGM Insurance, Federal Home
Loan Bank LOC):
Series 2006D, 2.50%, 6/01/12	1,100	1,114,668
Series C, 2.50%, 6/01/12	1,300	1,317,335
Haverford Township School District, GO, Refunding VRDN
(TD Bank NA LOC), 0.16%, 10/07/11	1,000	1,000,000
Lancaster County Hospital Authority, RB, VRDN, Landis
Homes Retirement Community Project (Manufacturers
& Traders LOC), 0.21%, 10/07/11	2,695	2,695,000
Lancaster County Hospital Authority, Refunding RB, VRDN,
Masonic Homes Project, Series D (JPMorgan Chase
Bank LOC), 0.15%, 10/03/11	1,465	1,465,000
Montgomery County IDA Pennsylvania, RB, VRDN:
Acts Retirement Life Community (TD Bank NA LOC),
0.12%, 10/03/11	5,950	5,950,000
Edmund Optical Manufacturing LLC Project, AMT,
(Wells Fargo Bank NA LOC), 0.35%, 10/07/11	1,050	1,050,000
Girl Scouts of Southeastern Pennsylvania
(TD Bank NA LOC), 0.17%, 10/07/11	305	305,000
Independent Support System Project (Wells Fargo
Bank NA LOC), 0.30%, 10/07/11	200	200,000
Valley Forge Baptist (Wells Fargo Bank NA LOC),
0.30%, 10/07/11	1,480	1,480,000
Montgomery County IDA Pennsylvania, VRDN, Big Little
Association Project, Series A (Wells Fargo Bank NA LOC),
0.35%, 10/07/11	850	850,000
Northampton County IDA, RB, VRDN, AMT (Wells Fargo
Bank NA LOC):
Nicos Polymers & Grinding, 0.35%, 10/07/11	1,380	1,380,000
Reale Associate Project, 0.30%, 10/07/11	275	275,000
Pennsylvania Economic Development Financing Authority,
RB, VRDN (a):
Evergreen Community Power Facility AMT
(Manufacturers & Traders LOC), 0.31%, 10/07/11	14,400	14,400,000
Homewood Retirement, Series E (Manufacturers &
Traders LOC), 0.22%, 10/07/11	1,285	1,285,000
Merck & Co., Inc., West Point Project, AMT,
0.21%, 10/07/11	12,200	12,200,000
Penn Waste Inc. Project, AMT (Manufacturers & Traders
LOC), 0.26%, 10/07/11	3,325	3,325,000
Westrum Harleysville II Project, AMT (Federal Home
Loan Bank LOC), 0.18%, 10/07/11	3,000	3,000,000
Pennsylvania Economic Development Financing Authority,
Refunding RB, VRDN, Sunoco Inc. Project, Series B
(JPMorgan Chase Bank LOC), 0.12%, 10/07/11	1,300	1,300,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage, Series 87C, AMT
(Fannie Mae LOC, Freddie Mac LOC), 0.14%, 10/07/11	2,800	2,800,000
Pennsylvania HFA, JPMorgan Chase PUTTERS/DRIVERS
Trust, RB, VRDN, Series 3297, AMT (JPMorgan Chase
Bank SBPA), 0.27%, 10/07/11 (b)	905	905,000
Pennsylvania Higher Educational Facilities Authority, RB,
VRDN, Bryn Mawr College, Mandatory Put Bonds,
0.43%, 2/02/12	2,205	2,205,000
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, VRDN:
Gwynedd-Mercy College, Series P1 (TD Bank NA LOC,
TD Bank NA SBPA), 0.14%, 10/07/11	1,650	1,650,000
Thomas Jefferson University, Series B (JPMorgan
Chase Bank LOC), 0.12%, 10/07/11	500	500,000
Philadelphia IDA, RB, VRDN:
Comhar Inc. Project (Wells Fargo Bank NA LOC),
0.25%, 10/07/11	3,210	3,210,000
Gift of Life Donor Program Project (TD Bank NA LOC),
0.17%, 10/07/11	440	440,000
Henry H. Ottens Manufacturing Project AMT
(Wells Fargo Bank NA LOC), 0.35%, 10/07/11	390	390,000
Interim House West Project (Wells Fargo Bank NA LOC),
0.30%, 10/07/11	915	915,000
Liberty Lutheran Services Project (Bank of
America NA LOC), 0.14%, 10/07/11	2,000	2,000,000
Philadelphia IDA, VRDN, Lannett Co., Inc. Project
(Wells Fargo Bank NA LOC), 0.35%, 10/07/11	425	425,000
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB, VRDN, Children’s Hospital Project,
Series B (JPMorgan Chase Bank SBPA), 0.13%, 10/03/11	1,080	1,080,000
Pittsburgh Water & Sewer Authority, Refunding RB,
Sub-Series C-1A, Mandatory Put Bonds (AGM Insurance,
Federal Home Loan Bank LOC), 0.45%, 9/01/12	2,400	2,400,000
Wilkins Area IDA Pennsylvania, Refunding RB, VRDN,
Fairview Extended, Series B (Bank of America NA LOC),
0.36%, 10/07/11	3,950	3,950,000
York County IDA Pennsylvania, RB, VRDN, 495 Leasing
Project, AMT (Wells Fargo Bank NA LOC),
0.35%, 10/07/11	1,285	1,285,000
York General Authority Pennsylvania, RB, VRDN,
Strand Capitol Arts Center Project (Manufacturers
& Traders LOC), 0.21%, 10/07/11	870	870,000
		118,067,003

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value
Puerto Rico — 2.7%
Commonwealth of Puerto Rico, GO, Refunding RB, VRDN,
Public Improvement, Series A-2 (AGM Insurance,
JPMorgan Chase Bank SBPA), 0.14%, 10/07/11	$3,300	$3,300,000
Total Investments (Cost — $121,367,003*) — 99.0%		121,367,003
Other Assets Less Liabilities — 1.0%		1,255,409
Net Assets — 100.0%		$122,622,412

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 121,367,003	—	$ 121,367,003

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	29

Statements of Assets and Liabilities

September 30, 2011 (Unaudited)	BIF Arizona Municipal Money Fund	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Florida Municipal Money Fund
Assets

Investments at value — unaffiliated[1]	$26,390,000	$1,190,099,621	$167,959,781	$56,822,000
Cash	12,873	25,886,294	127,990	162,990
Investments sold receivable	—	1,050,000	11,650,000	1,145,019
Interest receivable	8,797	977,488	105,642	12,751
Prepaid expenses	7,807	49,374	5,819	18,807
Total assets	26,419,477	1,218,062,777	179,849,232	58,161,567

Liabilities

Investments purchased payable	—	35,990,669	5,128,815	—
Investment advisory fees payable	—	167,586	14,289	28
Other affiliates payable	174	6,420	662	390
Officer's and Trustees' fees payable	387	149	142	289
Other accrued expenses payable	1,044	91,168	9,095	—
Total liabilities	1,605	36,255,992	5,153,003	707
Net Assets	$26,417,872	$1,181,806,785	$174,696,229	$58,160,860

Net Assets Consist of

Paid-in capital[2]	$26,428,599	$1,181,799,064	$174,696,229	$58,159,520
Accumulated net realized gain (loss)	(10,727)	7,721	—	1,340
Net Assets, $1.00 net asset value per share	$26,417,872	$1,181,806,785	$174,696,229	$58,160,860
[1] Investments at cost — unaffiliated	$26,390,000	$1,190,099,621	$167,959,781	$56,822,000
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	26,483,715	1,181,201,375	174,576,399	58,146,843

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Statements of Assets and Liabilities (continued)

September 30, 2011 (Unaudited)	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund
Assets

Investments at value — unaffiliated[1]	$159,522,653	$60,270,000	$474,582,341	$973,686,459
Cash	81,654	71,292	427,308	128,568
Capital shares sold receivable	—	—	—	6,831,706
Investments sold receivable	1,105,017	5,575,000	495,000	—
Interest receivable	79,590	15,995	666,840	540,675
Prepaid expenses	10,127	15,046	20,239	46,524
Total assets	160,799,041	65,947,333	476,191,728	981,233,932

Liabilities

Capital shares redeemed payable	—	—	—	852,728
Investments purchased payable	—	—	—	3,020,820
Investment advisory fees payable	17,819	2,025	99,023	119,705
Other affiliates payable	985	444	3,510	5,394
Officer's and Trustees' fees payable	362	239	97	276
Other accrued expenses payable	5,498	6,029	44,420	108,858
Total liabilities	24,664	8,737	147,050	4,107,781
Net Assets	$160,774,377	$65,938,596	$476,044,678	$977,126,151

Net Assets Consist of

Paid-in capital[2]	$160,771,609	$65,962,225	$476,027,978	$977,121,977
Accumulated net realized gain (loss)	2,768	(23,629)	16,700	4,174
Net Assets, $1.00 net asset value per share	$160,774,377	$65,938,596	$476,044,678	$977,126,151
[1] Investments at cost — unaffiliated	$159,522,653	$60,270,000	$474,582,341	$973,686,459
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	160,703,848	66,029,217	475,870,300	977,092,515

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	31

Statements of Assets and Liabilities (concluded)

September 30, 2011 (Unaudited)	BIF North Carolina Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund
Assets

Investments at value — unaffiliated[1]	$41,048,439	$92,803,987	$121,367,003
Cash	47,576	476,005	—
Capital shares sold receivable	—	10,882,680	1,030,349
Investments sold receivable	2,200,004	3,500,781	200,000
Interest receivable	13,376	151,973	49,959
Prepaid expenses	11,018	16,433	4,766
Total assets	43,320,413	107,831,859	122,652,077

Liabilities

Bank overdraft	—	—	6,924
Capital shares redeemed payable	—	10,675,812	—
Investment advisory fees payable	1,308	5,835	12,120
Other affiliates payable	288	672	804
Officer's and Trustees' fees payable	212	507	227
Other accrued expenses payable	9,505	16,486	9,590
Total liabilities	11,313	10,699,312	29,665
Net Assets	$43,309,100	$97,132,547	$122,622,412

Net Assets Consist of

Paid-in capital[2]	$43,320,824	$97,132,547	$122,661,861
Accumulated net realized gain (loss)	(11,724)	—	(39,449)
Net Assets, $1.00 net asset value per share	$43,309,100	$97,132,547	$122,622,412
[1] Investments at cost — unaffiliated	$41,048,439	$92,803,987	$121,367,003
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	43,336,189	96,879,680	122,724,659

See Notes to Financial Statements.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Statements of Operations

Six Months Ended September 30, 2011 (Unaudited)	BIF Arizona Municipal Money Fund	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Florida Municipal Money Fund
Investment Income

Income	$36,985	$1,455,018	$254,350	$70,407

Expenses

Investment advisory	74,038	2,759,792	564,249	164,212
Distribution or service	17,081	741,431	140,643	39,501
Transfer agent	3,730	115,247	14,912	6,857
Professional	21,193	36,803	23,860	20,596
Accounting services	3,404	45,802	14,877	5,883
Registration	11,016	17,860	11,114	13,035
Custodian	2,174	22,022	4,531	2,335
Printing	2,152	17,162	5,237	2,447
Officer and Trustees	1,957	15,248	4,071	2,330
Miscellaneous	7,761	19,424	8,722	7,201
Total expenses	144,506	3,790,791	792,216	264,397
Less fees waived by advisor	(73,216)	(1,675,653)	(397,223)	(149,465)
Less distribution or service fees waived	(17,081)	(741,431)	(140,643)	(39,501)
Less other expenses waived and/or reimbursed by advisor	(17,224)	—	—	(5,024)
Total expenses after fees waived and/or reimbursed	36,985	1,373,707	254,350	70,407
Net investment income	—	81,311	—	—

Realized Gain

Net realized gain from investments	—	4,231	—	—
Net Increase in Net Assets Resulting from Operations	—	$85,542	—	—

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	33

Statements of Operations (continued)

Six Months Ended September 30, 2011 (Unaudited)	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund
Investment Income

Income	$205,878	$85,300	$994,208	$1,129,053

Expenses

Investment advisory	418,108	177,834	1,444,797	2,244,923
Distribution or service	103,987	35,427	352,553	583,015
Transfer agent	19,192	7,766	43,913	96,229
Professional	21,088	20,619	27,052	37,814
Accounting services	10,184	5,418	31,233	53,699
Registration	11,091	12,192	10,827	13,617
Custodian	3,752	3,210	10,500	15,119
Printing	4,444	3,500	9,309	14,623
Officer and Trustees	3,438	2,318	8,243	11,802
Miscellaneous	8,591	6,884	10,381	20,716
Total expenses	603,875	275,168	1,948,808	3,091,557
Less fees waived by advisor	(294,010)	(151,384)	(661,270)	(1,379,489)
Less distribution or service fees waived	(103,987)	(35,427)	(351,460)	(583,015)
Less other expenses waived and/or reimbursed by advisor	—	(3,057)	—	—
Total expenses after fees waived and/or reimbursed	205,878	85,300	936,078	1,129,053
Net investment income	—	—	58,130	—

Realized Gain

Net realized gain from investments	2,768	11,068	12,348	2,573
Net Increase in Net Assets Resulting from Operations	$2,768	$11,068	$70,478	$2,573

See Notes to Financial Statements.

34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Statements of Operations (concluded)

Six Months Ended September 30, 2011 (Unaudited)	BIF North Carolina Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund
Investment Income

Income	$64,232	$147,272	$164,583

Expenses

Investment advisory	121,138	293,879	350,655
Distribution or service	30,084	71,540	72,629
Transfer agent	7,683	16,309	20,469
Professional	16,666	20,885	17,844
Accounting services	5,168	12,655	10,848
Registration	8,824	13,844	10,042
Custodian	1,971	3,536	3,819
Printing	2,269	4,770	4,450
Officer and Trustees	2,011	2,944	3,170
Miscellaneous	8,151	5,695	5,164
Total expenses	203,965	446,057	499,090
Less fees waived by advisor	(109,649)	(227,224)	(261,878)
Less distribution or service fees waived	(30,084)	(71,540)	(72,629)
Less other expenses waived and/or reimbursed by advisor	—	(21)	—
Total expenses after fees waived and/or reimbursed	64,232	147,272	164,583
Net investment income	—	—	—

Realized Gain

Net realized gain from investments	435	—	431
Net Increase in Net Assets Resulting from Operations	$435	—	$431

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	35

Statements of Changes in Net Assets

	BIF Arizona Municipal Money Fund		BIF California Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net investment income	—	—	$81,311	$522,612
Net realized gain	—	—	4,231	9,559
Net increase in net assets resulting from operations	—	—	85,542	532,171

Dividends to Shareholders From
Net investment income	—	—	(81,311)	(522,612)

Capital Share Transactions
Net proceeds from sale of shares	$114,542,832	$288,651,356	3,205,720,042	6,971,616,927
Reinvestment of dividends	—	—	81,216	522,609
Cost of shares redeemed	(120,730,332)	(315,868,369)	(3,253,339,850)	(7,228,344,868)
Net decrease in net assets derived from capital share transactions	(6,187,500)	(27,217,013)	(47,538,592)	(256,205,332)

Net Assets
Total decrease in net assets	(6,187,500)	(27,217,013)	(47,534,361)	(256,195,773)
Beginning of period	32,605,372	59,822,385	1,229,341,146	1,485,536,919
End of period	$26,417,872	$32,605,372	$1,181,806,785	$1,229,341,146

See Notes to Financial Statements.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Statements of Changes in Net Assets (continued)

	BIF Connecticut Municipal Money Fund		BIF Florida Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net realized gain	—	$7,244	—	$7,623

Distributions to Shareholders From
Net realized gain	—	(750)	—	(316)

Capital Share Transactions
Net proceeds from sale of shares	$392,179,423	1,079,371,537	$183,976,117	626,092,999
Reinvestment of distributions	—	750	—	316
Cost of shares redeemed	(449,904,263)	(1,215,788,110)	(196,646,297)	(686,076,044)
Net decrease in net assets derived from capital share transactions	(57,724,840)	(136,415,823)	(12,670,180)	(59,982,729)

Net Assets
Total decrease in net assets	(57,724,840)	(136,409,329)	(12,670,180)	(59,975,422)
Beginning of period	232,421,069	368,830,398	70,831,040	130,806,462
End of period	$174,696,229	$232,421,069	$58,160,860	$70,831,040

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	37

Statements of Changes in Net Assets (continued)

	BIF Massachusetts Municipal Money Fund		BIF Michigan Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net realized gain	$2,768	—	$11,068	—

Capital Share Transactions
Net proceeds from sale of shares	332,297,035	$980,478,730	202,751,920	$589,686,375
Cost of shares redeemed	(334,378,911)	(1,041,764,840)	(222,694,933)	(678,837,392)
Net decrease in net assets derived from capital share transactions	(2,081,876)	(61,286,110)	(19,943,013)	(89,151,017)

Net Assets
Total decrease in net assets	(2,079,108)	(61,286,110)	(19,931,945)	(89,151,017)
Beginning of period	162,853,485	224,139,595	85,870,541	175,021,558
End of period	$160,774,377	$162,853,485	$65,938,596	$85,870,541

See Notes to Financial Statements.

38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Statements of Changes in Net Assets (continued)

	BIF New Jersey Municipal Money Fund		BIF New York Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net investment income	$58,130	$289,654	—	—
Net realized gain	12,348	12,240	$2,573	$97,979
Net increase in net assets resulting from operations	70,478	301,894	2,573	97,979

Dividends and Distributions to Shareholders From
Net investment income	(58,130)	(289,654)	—	—
Net realized gain	—	(295)	—	(30,960)
Decrease in net assets resulting from dividends and distributions to shareholders	(58,130)	(289,949)	—	(30,960)

Capital Share Transactions
Net proceeds from sale of shares	879,008,143	2,390,088,051	1,717,291,218	4,546,184,112
Reinvestment of dividends and distributions	58,092	289,930	—	30,960
Cost of shares redeemed	(1,011,002,732)	(2,771,159,448)	(1,737,139,786)	(5,186,472,270)
Net decrease in net assets derived from capital share transactions	(131,936,497)	(380,781,467)	(19,848,568)	(640,257,198)

Net Assets
Total decrease in net assets	(131,924,149)	(380,769,522)	(19,845,995)	(640,190,179)
Beginning of period	607,968,827	988,738,349	996,972,146	1,637,162,325
End of period	$476,044,678	$607,968,827	$977,126,151	$996,972,146

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	39

Statements of Changes in Net Assets (continued)

	BIF North Carolina Municipal Money Fund		BIF Ohio Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net realized gain	$435	$1,370	—	$87,714

Dividends and Distributions to Shareholders From
Net investment income	—	—	—	(87,714)
Net realized gain	—	—	—	(450)
Decrease in net assets resulting from dividends and distributions to shareholders	—	—	—	(88,164)

Capital Share Transactions
Net proceeds from sale of shares	110,595,823	370,952,846	$259,174,928	943,871,055
Reinvestment of dividends and distributions	—	—	—	88,164
Cost of shares redeemed	(117,573,052)	(404,492,664)	(288,649,823)	(1,131,244,402)
Net decrease in net assets derived from capital share transactions	(6,977,229)	(33,539,818)	(29,474,895)	(187,285,183)

Net Assets
Total decrease in net assets	(6,976,794)	(33,538,448)	(29,474,895)	(187,285,633)
Beginning of period	50,285,894	83,824,342	126,607,442	313,893,075
End of period	$43,309,100	$50,285,894	$97,132,547	$126,607,442

See Notes to Financial Statements.

40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Statements of Changes in Net Assets (concluded)

	BIF Pennsylvania Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net realized gain	$431	—

Capital Share Transactions
Net proceeds from sale of shares	353,530,602	$1,096,068,321
Cost of shares redeemed	(379,753,766)	(1,281,582,929)
Net decrease in net assets derived from capital share transactions	(26,223,164)	(185,514,608)

Net Assets
Total decrease in net assets	(26,222,733)	(185,514,608)
Beginning of period	148,845,145	334,359,753
End of period	$122,622,412	$148,845,145

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	41

Financial Highlights	BIF Arizona Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	—	0.0001	0.0111	0.0278	0.0288
Net realized gain (loss)	—	—	0.0000	—	0.0000	(0.0000)
Net increase from investment operations	—	—	0.0001	0.0111	0.0278	0.0288
Dividends from net investment income	—	—	(0.0001)	(0.0111)	(0.0278)	(0.0288)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.01%	1.11%	2.82%	2.91%

Ratios to Average Net Assets
Total expenses	0.98%[3]	0.87%	0.82%	0.74%	0.72%	0.73%
Total expenses after fees waived, reimbursed and paid indirectly	0.25%[3]	0.41%	0.50%	0.73%	0.72%	0.73%
Net investment income	0.00%[3]	0.00%	0.01%	1.12%	2.75%	2.89%

Supplemental Data
Net assets, end of period (000)	$26,418	$32,605	$59,822	$163,672	$204,515	$183,442

BIF California Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0004	0.0005	0.0112	0.0286	0.0295
Net realized gain	—	—	0.0000	0.0000	0.0003	0.0002
Net increase from investment operations	0.0001	0.0004	0.0005	0.0112	0.0289	0.0297
Dividends and distributions from:
Net investment income	(0.0001)	(0.0004)	(0.0005)	(0.0112)	(0.0286)	(0.0295)
Net realized gain	—	—	(0.0000)	—	(0.0001)	(0.0000)
Total dividends and distributions	(0.0001)	(0.0004)	(0.0005)	(0.0112)	(0.0287)	(0.0295)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.04%	0.05%	1.12%	2.90%	2.99%

Ratios to Average Net Assets
Total expenses	0.61%[3]	0.61%	0.61%	0.57%	0.55%	0.57%
Total expenses after fees waived	0.22%[3]	0.33%	0.46%	0.57%	0.55%	0.57%
Net investment income	0.01%[3]	0.04%	0.06%	1.16%	2.82%	2.96%

Supplemental Data
Net assets, end of period (000)	$1,181,807	$1,229,341	$1,485,537	$2,902,562	$3,931,450	$3,374,219

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Financial Highlights (continued)	BIF Connecticut Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	—	0.0003	0.0107	0.0272	0.0284
Net realized gain (loss)	—	—	—	0.0001	0.0003	(0.0000)
Net increase from investment operations	—	—	0.0003	0.0108	0.0275	0.0284
Dividends and distributions from:
Net investment income	—	—	(0.0003)	(0.0107)	(0.0272)	(0.0284)
Net realized gain	—	—	(0.0000)	—	(0.0000)	—
Total dividends and distributions	—	—	(0.0003)	(0.0107)	(0.0272)	(0.0284)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.03%	1.08%	2.75%	2.87%

Ratios to Average Net Assets
Total expenses	0.70%[3]	0.69%	0.71%	0.68%	0.67%	0.68%
Total expenses after fees waived and paid indirectly	0.23%[3]	0.32%	0.44%	0.68%	0.67%	0.68%
Net investment income	0.00%[3]	0.00%	0.03%	1.06%	2.68%	2.85%

Supplemental Data
Net assets, end of period (000)	$174,696	$232,421	$368,830	$606,199	$676,347	$544,050

BIF Florida Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	—	0.0002	0.0107	0.0277	0.0288
Net realized gain (loss)	—	—	—	0.0000	(0.0000)	(0.0000)
Net increase from investment operations	—	—	0.0002	0.0107	0.0277	0.0288
Dividends and distributions from:
Net investment income	—	—	(0.0002)	(0.0107)	(0.0277)	(0.0288)
Net realized gain	—	—	—	—	—	(0.0000)
Total dividends and distributions	—	—	(0.0002)	(0.0107)	(0.0277)	(0.0288)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.02%	1.08%	2.80%	2.90%

Ratios to Average Net Assets
Total expenses	0.81%[3]	0.76%	0.77%	0.69%	0.69%	0.71%
Total expenses after fees waived, reimbursed and paid indirectly	0.21%[3]	0.33%	0.50%	0.68%	0.69%	0.70%
Net investment income	0.00%[3]	0.00%	0.02%	1.09%	2.74%	2.88%

Supplemental Data
Net assets, end of period (000)	$58,161	$70,831	$130,806	$290,064	$372,844	$308,089

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	43

Financial Highlights (continued)	BIF Massachusetts Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	—	0.0004	0.0103	0.0272	0.0286
Net realized gain	—	—	0.0002	0.0001	0.0001	0.0001
Net increase from investment operations	—	—	0.0006	0.0104	0.0273	0.0287
Dividends and distributions from:
Net investment income	—	—	(0.0004)	(0.0103)	(0.0272)	(0.0286)
Net realized gain	—	—	(0.0000)	—	(0.0001)	—
Total dividends and distributions	—	—	(0.0004)	(0.0103)	(0.0273)	(0.0286)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.05%	1.03%	2.76%	2.89%

Ratios to Average Net Assets
Total expenses	0.72%[3]	0.72%	0.74%	0.72%	0.70%	0.69%
Total expenses after fees waived and paid indirectly	0.25%[3]	0.35%	0.50%	0.72%	0.70%	0.69%
Net investment income	0.00%[3]	0.00%	0.05%	1.03%	2.68%	2.87%

Supplemental Data
Net assets, end of period (000)	$160,774	$162,853	$224,140	$428,177	$466,810	$403,891

BIF Michigan Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	—	0.0003	0.0115	0.0281	0.0293
Net realized gain	—	—	0.0000	0.0001	0.0001	0.0000
Net increase from investment operations	—	—	0.0003	0.0116	0.0282	0.0293
Dividends from net investment income	—	—	(0.0003)	(0.0115)	(0.0281)	(0.0293)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.03%	1.16%	2.84%	2.95%

Ratios to Average Net Assets
Total expenses	0.77%[3]	0.73%	0.73%	0.72%	0.71%	0.71%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%[3]	0.41%	0.47%	0.72%	0.71%	0.71%
Net investment income	0.00%[3]	0.00%	0.03%	1.15%	2.78%	2.93%

Supplemental Data
Net assets, end of period (000)	$65,939	$85,871	$175,022	$278,225	$321,212	$262,426

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

44	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Financial Highlights (continued)	BIF New Jersey Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0004	0.0008	0.0128	0.0278	0.0290
Net realized gain	—	—	0.0000	0.0000	0.0002	0.0001
Net increase from investment operations	0.0001	0.0004	0.0008	0.0128	0.0280	0.0291
Dividends and distributions from:
Net investment income	(0.0001)	(0.0004)	(0.0008)	(0.0128)	(0.0278)	(0.0290)
Net realized loss	—	—	(0.0000)	(0.0000)	—	—
Total dividends and distributions	(0.0001)	(0.0004)	(0.0008)	(0.0128)	(0.0278)	(0.0290)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.04%	0.08%	1.29%	2.81%	2.93%

Ratios to Average Net Assets
Total expenses	0.66%[3]	0.65%	0.64%	0.61%	0.60%	0.62%
Total expenses after fees waived	0.32%[3]	0.37%	0.52%	0.61%	0.60%	0.62%
Net investment income	0.02%[3]	0.04%	0.08%	1.26%	2.71%	2.92%

Supplemental Data
Net assets, end of period (000)	$476,045	$607,969	$988,738	$1,514,759	$1,771,689	$1,342,082

BIF New York Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	—	0.0004	0.0114	0.0284	0.0298
Net realized gain	—	—	0.0000	0.0001	0.0001	0.0002
Net increase from investment operations	—	—	0.0004	0.0115	0.0285	0.0300
Dividends and distributions from:
Net investment income	—	—	(0.0004)	(0.0114)	(0.0284)	(0.0298)
Net realized gain	—	—	(0.0000)	—	(0.0001)	(0.0000)
Total dividends and distributions	—	—	(0.0004)	(0.0114)	(0.0285)	(0.0298)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.04%	1.15%	2.87%	3.01%

Ratios to Average Net Assets
Total expenses	0.64%[3]	0.62%	0.60%	0.58%	0.56%	0.57%
Total expenses after fees waived	0.23%[3]	0.34%	0.41%	0.58%	0.56%	0.57%
Net investment income	0.00%[3]	0.00%	0.05%	1.13%	2.77%	2.99%

Supplemental Data
Net assets, end of period (000)	$977,126	$996,972	$1,637,162	$3,006,793	$3,644,843	$2,835,705

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	45

Financial Highlights (continued)	BIF North Carolina Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	—	0.0004	0.0114	0.0276	0.0288
Net realized gain (loss)	—	—	—	(0.0001)	(0.0000)	0.0000
Net increase from investment operations	—	—	0.0004	0.0113	0.0276	0.0288
Dividends from net investment income	—	—	(0.0004)	(0.0114)	(0.0276)	(0.0288)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.04%	1.15%	2.79%	2.90%

Ratios to Average Net Assets
Total expenses	0.84%[3]	0.83%	0.78%	0.74%	0.72%	0.73%
Total expenses after fees waived and paid indirectly	0.27%[3]	0.41%	0.54%	0.74%	0.72%	0.73%
Net investment income	0.00%[3]	0.00%	0.05%	1.13%	2.70%	2.88%

Supplemental Data
Net assets, end of period (000)	$43,309	$50,286	$83,824	$190,318	$276,677	$199,378

BIF Ohio Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	0.0004	0.0010	0.0136	0.0279	0.0287
Net realized gain	—	—	0.0001	0.0004	0.0001	0.0000
Net increase from investment operations	—	0.0004	0.0011	0.0140	0.0280	0.0287
Dividends and distributions from:
Net investment income	—	(0.0004)	(0.0010)	(0.0136)	(0.0279)	(0.0287)
Net realized gain	—	—	(0.0000)	—	(0.0000)	(0.0000)
Total dividends and distributions	—	(0.0004)	(0.0010)	(0.0136)	(0.0279)	(0.0287)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.04%	0.11%	1.37%	2.83%	2.90%

Ratios to Average Net Assets
Total expenses	0.76%[3]	0.70%	0.72%	0.71%	0.69%	0.70%
Total expenses after fees waived, reimbursed and paid indirectly	0.25%[3]	0.38%	0.62%	0.71%	0.69%	0.70%
Net investment income	0.00%[3]	0.04%	0.11%	1.32%	2.73%	2.88%

Supplemental Data
Net assets, end of period (000)	$97,133	$126,607	$313,893	$436,602	$480,922	$378,461

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

46	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BIF Pennsylvania Municipal Money Fund

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—	—	0.0003	0.0111	0.0277	0.0292
Net realized gain (loss)	—	—	0.0000	0.0001	(0.0000)	(0.0000)
Net increase from investment operations	—	—	0.0003	0.0112	0.0277	0.0292
Dividends from net investment income	—	—	(0.0003)	(0.0111)	(0.0277)	(0.0292)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.03%	1.12%	2.80%	2.95%

Ratios to Average Net Assets
Total expenses	0.71%[3]	0.71%	0.72%	0.68%	0.67%	0.69%
Total expenses after fees waived and paid indirectly	0.23%[3]	0.34%	0.45%	0.68%	0.67%	0.69%
Net investment income	0.00%[3]	0.00%	0.03%	1.12%	2.72%	2.93%

Supplemental Data
Net assets, end of period (000)	$122,622	$148,845	$334,360	$590,238	$667,352	$515,749

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	47

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BIF Arizona Municipal Money Fund (“BIF Arizona”), BIF California Municipal Money Fund (“BIF California”), BIF Connecticut Municipal Money Fund (“BIF Connecticut”), BIF Florida Municipal Money Fund (“BIF Florida”), BIF Massachusetts Municipal Money Fund (“BIF Massachusetts”), BIF Michigan Municipal Money Fund (“BIF Michigan”), BIF New Jersey Municipal Money Fund (“BIF New Jersey”), BIF New York Municipal Money Fund (“BIF New York”), BIF North Carolina Municipal Money Fund (“BIF North Carolina”), BIF Ohio Municipal Money Fund (“BIF Ohio”) and BIF Pennsylvania Municipal Money Fund (“BIF Pennsylvania”) (each, a “Fund” and collectively, the “Funds”) are a series of BIF Multi-State Municipal Series Trust (the “Trust”). The Trust is organized as a Massachusetts business trust. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on each Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 million	0.500%
$500 million — $1 billion	0.425%
Greater than $1 billion	0.375%

48	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended September 30, 2011, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BIF Arizona	$140
BIF California	$5,237
BIF Connecticut	$1,050
BIF Florida	$299
BIF Massachusetts	$793
BIF Michigan	$364
BIF New Jersey	$3,670
BIF New York	$4,164
BIF North Carolina	$224
BIF Ohio	$434
BIF Pennsylvania	$668

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL an ongoing distribution or service fee. The fees are accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive management and distribution fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, distribution or service fees waived and other expenses waived and/or reimbursed by advisor. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of March 31, 2011, the Funds had capital loss carryforwards available to offset realized capital gains through the indicated expiration dates as follows:

Expires March 31,	BIF Arizona	BIF Michigan	BIF North Carolina	BIF Pennsylvania
2014	$1,633	—	—	—
2015	9,094	$34,697	—	$39,880
2017	—	—	$12,159	—
Total	$10,727	$34,697	$12,159	$39,880

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counter-party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	49

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BIF Multi-State Municipal Series Trust (the “Trust”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the separate investment advisory agreements (collectively, the “Advisory Agreements”) between the Trust and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and collectively, the “Funds”). The Board also considered the approval of the separate sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and BlackRock Investment Management LLC (the “Sub-Advisor”), with respect to each of the Funds. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to each Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and

50	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the Funds throughout the year.

The Board noted that, in general, BIF New Jersey Municipal Money Fund (the “New Jersey Fund”) performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

The Board noted that BIF California Municipal Money Fund (the “California Fund”), BIF Ohio Municipal Money Fund (the “Ohio Fund”) and BIF Pennsylvania Municipal Money Fund (the “Pennsylvania Fund”) each performed below the median of its Lipper Performance Universe in the three-and five-year periods reported, but that each Fund performed at or above the median of its Lipper Performance Universe in the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for each such Fund’s underperformance during the three- and five-year periods compared with its respective Peers. The Board was informed that, among other things, given the continued weak credit environment globally, the portfolio management team of each of these Funds has been very selective about which credits to purchase, generally sticking only to the best and highest quality—typically rated AA or better; a much more conservative approach than may be applied during periods of growth and stability. This strategy has forced the Funds to sacrifice yield for liquidity and credit quality.

The Board noted that BIF Arizona Municipal Money Fund (the “Arizona Fund”), BIF Connecticut Municipal Money Fund (the “Connecticut Fund”), BIF Florida Municipal Money Fund (the “Florida Fund”), BIF Massachusetts Municipal Money Fund (the “Massachusetts Fund”), BIF Michigan Municipal Money Fund (the “Michigan Fund”), BIF New York Municipal Money Fund (the “New York Fund”) and BIF North Carolina Municipal Money Fund (the “North Carolina Fund”) each performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for each such Fund’s underperformance during these periods compared with

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	51

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

its respective Peers. The Board was informed that, among other things, given the continued weak credit environment globally, the portfolio management team of each of these Funds has been very selective about which credits to purchase, generally sticking only to the best and highest quality – typically rated AA or better; a much more conservative approach than may be applied during periods of growth and stability. This strategy has forced the Funds to sacrifice yield for liquidity and credit quality.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of the Arizona Fund’s, California Fund’s, Connecticut Fund’s, Florida Fund’s, Massachusetts Fund’s, Michigan Fund’s, New York Fund’s, North Carolina Fund’s, Ohio Fund’s and Pennsylvania Fund’s and BlackRock’s commitment to providing the resources necessary to assist the Funds’ portfolio managers and to improve the Funds’ performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of the Ohio Fund and the Pennsylvania Fund was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of the Connecticut Fund and the Massachusetts Fund was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual total expense ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual total expense ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of the Arizona Fund, the California Fund, the Florida Fund, the Michigan Fund and the North Carolina Fund was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Fund’s Peers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each the New Jersey Fund and the New York Fund was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual total expense ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was above the median actual total expense ratio of its Peers, after giving effect to any expense reimbursements or fee waivers, the actual total expense ratio was in the third quartile.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock and the Funds’ distributor have voluntarily

52	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund for a one-year term ending June 30, 2012. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	53

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Paul L. Audet, President and Trustee
David O. Beim, Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
John M. Perlowski, Chief Executive Officer
Richard Hoerner, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
    Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02116

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as President and Trustee of the Trust, and Paul L. Audet became President and Trustee of the Trust.

54	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at www.black-rock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	55

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#BIFSTATES-9/11-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report
(a)(2) –	Certifications – Attached hereto
(a)(3) –	Not Applicable
(b) –	Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: November 30, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: November 30, 2011

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